UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21386
Dreyfus Premier Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	03/31/2006

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
17	Report of Independent Registered
Public Accounting Firm
18	Important Tax Information
19	Information About the Review and Approval
of the Fund’s Management Agreement
23	Board Members Information
25	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Bear Stearns
Prime Money Market Fund

The	Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Bear Stearns Prime Money Market Fund for the 12-month period ended March 31, 2006. During the reporting period, the fund produced a yield of 3.57%, which, after taking into account the effects of compounding, results in an effective yield of 3.63% .1

The Economy

Investor sentiment began the reporting period on a cautious note, as milder-than-expected employment and inflation data sparked concerns that the U.S. economy might have hit a soft patch.While these worries proved to be short-lived, soaring energy prices and the possibility of slower global economic growth continued to weigh on investor sentiment during the spring of 2005. Still, as it had since June 2004, the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates.The Fed implemented rate hikes in May and June, raising the federal funds rate to 3.25% by the summer. The U.S. Commerce Department later announced that U.S. GDP grew at a moderate 3.3% annualized rate during the second quarter of 2005.

In July and August, stronger employment data helped convince investors that economic growth was solid.While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate, and the Fed raised the federal funds rate to 3.5% at its meeting in early August. Then, on August 29, Hurricane Katrina struck the Gulf Coast, and oil prices spiked to more than $70 per barrel. Although some analysts believed that the Fed would pause at its September 20 meeting to assess the storm’s economic impact, the central bank remained on course, increasing the federal funds rate to 3.75% . In fact, U.S. GDP grew at a relatively robust 4.1% annualized rate during the third quarter of 2005.

As was widely expected, the Fed raised interest rates in early November when the economy continued to exhibit signs of strength.

2

December saw the creation of 108,000 new jobs and a decline in the unemployment rate to 4.9%, further evidence that the U.S. economy remained on solid footing. However, when the Fed implemented its final rate increase of 2005 at its December meeting to 4.25%, a change in the language in its announcement of the increase convinced some analysts that the credit-tightening campaign might be nearing completion. A lower-than-expected GDP growth rate of 1.7% for the fourth quarter of 2005 appeared to lend credence to this view.

Fears of an economic slowdown soon dissipated in January, however, when the unemployment rate slid to 4.7%, a multi-year low. As expected, the Fed raised the federal funds rate to 4.5% at its January meeting.The Fed again revised the language in its statement accompanying the increase, indicating that “some further policy firming may be needed….” This change was widely viewed as an attempt to give the new Fed Chairman, Ben Bernanke, flexibility to set his own course.

The employment report for February showed a better-than-expected increase of 243,000 workers.This strength in job growth and the overall unemployment rate of 4.8% helped alleviate any lingering concerns that the Gulf Coast hurricanes and high energy prices might trigger an economic slowdown.

In addition, despite higher short-term interest rates and new signs of sustained economic growth, longer-term interest rates remained surprisingly stable, causing the Treasury yield curve to flatten substantially. At times during the first quarter of 2006, the yield curve inverted, a phenomenon, which in the past had been considered a harbinger of recession. The consensus view in 2006 appears to be different, with many analysts attributing the inversion to robust demand for U.S. Treasury securities from overseas investors seeking competitive yields from high-quality notes and bonds.

In addition, Ben Bernanke indicated in a speech in March that the U.S. economy was growing at a healthy pace and the flat yield curve does not necessarily signal a slowdown. He stated that the housing slowdown seemed moderate and consumer finances have been consistent with con-

The Fund 3

LETTER TO SHAREHOLDERS (continued)

tinued growth. In addition, many analysts expected annualized GDP growth for the first quarter of 2006 to be robust. Accordingly, few investors were surprised when the Fed in late March implemented its fifteenth consecutive increase in the federal funds rate, driving it to 4.75% .

Portfolio Focus

Due to the Fed’s tightening posture, many money market investors have focused primarily on securities with relatively short maturities. We have adopted a similar strategy, usually keeping the fund’s weighted average maturity shorter than the industry averages, keeping in mind the upcoming Fed meetings.

Some members of the Federal Open Market Committee have acknowledged that the tightening process that began with the federal funds rate at 1% has moved short-term interest rates much closer to a “neutral” policy. However, the Fed at its March 28 meeting stated that some further policy firming may be needed. While many investors anticipate at least one more rate hike, the Fed’s actions after that will be increasingly determined by incoming economic data.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of fund expenses by The Dreyfus Corporation, pursuant to an undertaking in effect through May 1,
2006, at which time it may be terminated, extended or modified. Had these expenses not been absorbed, the fund’s yield and effective yield would have been 3.54% and 3.60%, respectively.

4

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Bear Stearns Prime Money Market Fund from October 1, 2005 to March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended March 31, 2006

Expenses paid per $1,000 †	$ 1.01
Ending value (after expenses)	$1,020.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2006

Expenses paid per $1,000 †	$ 1.01
Ending value (after expenses)	$1,023.93

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
March 31, 2006

	Principal
Negotiable Bank Certificates of Deposit—7.6%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
4.47%, 4/6/06	40,000,000	40,000,000
Credit Suisse (Yankee)
4.49%—4.75%, 4/4/06—7/5/06	70,000,000	70,000,000
Harris N.A.
4.57%, 4/4/06	68,000,000	67,999,884
Total Negotiable Bank Certificates of Deposit
(cost $177,999,884)		177,999,884

Commercial Paper—68.9%

Amstel Funding Corp.
4.58%, 4/6/06	75,000,000 [a]	74,952,604
ASB Bank Ltd.
4.59%, 4/21/06	50,000,000	49,873,889
Atlantic Asset Securitization LLC
4.93%, 6/26/06	56,203,000 [a]	55,548,469
Bank of America Corp.
4.75%, 5/12/06	75,000,000	74,597,517
Barclays U.S. Funding Corp.
4.55%, 4/17/06	50,000,000	49,900,000
BNP Paribas Finance Inc.
4.85%, 4/3/06	80,000,000	79,978,444
Cullinan Finance Ltd.
4.75%, 5/8/06	55,000,000 [a]	54,733,189
Deutsche Bank Financial LLC
4.83%, 4/3/06	80,000,000	79,978,533
FCAR Owner Trust, Ser. I
4.58%, 4/7/06	50,000,000	49,962,083
Gemini Securitization Corp., LLC
4.58%, 4/3/06	25,537,000 [a]	25,530,545
General Electric Capital Corp.
4.57%, 4/7/06	75,000,000	74,943,250
Grampian Funding Ltd.
4.49%—4.93%, 4/6/06—6/30/06	103,000,000 [a]	102,358,567
Harrier Finance Funding Ltd.
4.55%, 4/19/06	50,000,000 [a]	49,887,500
HBOS Treasury Services PLC
4.70%, 5/16/06	50,000,000	49,710,000
HSBC Bank USA N.A.
4.58%, 4/6/06	30,000,000	29,981,042

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

HSBC USA Inc.
4.58%, 4/4/06	75,000,000	74,971,594
ING America Insurance Holdings Inc.
4.92%, 6/20/06	65,000,000	64,298,000
Mane Funding Corp.
4.58%, 4/6/06	19,967,000 [a]	19,954,382
Prudential Funding LLC
4.84%, 4/3/06	80,000,000	79,978,489
Santander Central Hispano
Finance (Delaware) Inc.
4.91%, 6/23/06	50,000,000	49,440,903
Scaldis Capital Ltd.
4.70%, 5/15/06	54,451,000 [a]	54,141,537
Skandinaviska Enskilda Banken AB
4.57%, 4/3/06	75,000,000	74,981,104
Toyota Motor Credit Corp.
4.58%, 4/7/06	75,000,000 [a]	74,943,250
UBS Finance Delaware LLC
4.83%, 4/3/06	80,000,000	79,978,533
Unicredit Delaware Inc.
4.48%, 4/3/06	85,000,000	84,979,080
Westpac Banking Corp.
4.91%, 6/26/06	50,000,000	49,421,292
Total Commercial Paper
(cost $1,609,023,796)		1,609,023,796

Corporate Notes—7.7%

Commonwealth Bank of Australia
4.78%, 4/24/06	40,000,000 [b]	40,000,000
General Electric Capital Corp.
4.85%, 4/18/06	14,000,000 [b]	14,000,000
Royal Bank of Scotland PLC
4.75%, 4/21/06	40,000,000 [b]	40,000,000
Societe Generale
4.60%, 4/3/06	45,000,000 [b]	45,000,000
Wells Fargo & Co.
4.60%, 4/3/06	40,000,000 [b]	40,000,000
Total Corporate Notes
(cost $179,000,000)		179,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

		Principal
U.S. Government Agencies—2.1%		Amount ($)	Value ($)

Federal Home Loan Bank System
4.81%, 4/11/06
(cost $49,999,178)		50,000,000 [b]	49,999,178

Time Deposits—13.6%

Branch Banking & Trust Co. (Grand Cayman)
4.84%, 4/3/06		80,000,000	80,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
4.84%, 4/3/06		50,000,000	50,000,000
Rabobank Nederland (Grand Cayman)
4.87%, 4/3/06		80,000,000	80,000,000
Sanpaolo IMI U.S. Financial Co. (Grand Cayman)
4.88%, 4/3/06		80,000,000	80,000,000
State Street Bank and Trust Co.,
Boston, MA (Grand Cayman)
4.83%, 4/3/06		28,000,000	28,000,000
Total Time Deposits
(cost $318,000,000)			318,000,000

Total Investments (cost $2,334,022,858)		99.9%	2,334,022,858
Cash and Receivables (Net)		.1%	1,778,402
Net Assets		100.0%	2,335,801,260

[a]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities
	amounted to $512,050,043 or 21.9% of net assets.
[b]	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

Banking	63.5	Asset-Backed—Securities
Finance	10.4	Arbitrage Vehicles	4.4
Asset-Backed—Multiseller Programs	6.7	Asset-Backed-Single Seller	2.1
Insurance	6.2	Government Agency	2.1
Asset-Backed—Structured
Investment Vehicles	4.5		99.9

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	2,334,022,858	2,334,022,858
Interest receivable		2,522,927
Prepaid expenses		47,500
		2,336,593,285

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		401,970
Cash overdraft due to Custodian		274,790
Accrued expenses		115,265
		792,025

Net Assets ($)		2,335,801,260

Composition of Net Assets ($):
Paid-in capital		2,335,854,125
Accumulated net realized gain (loss) on investments		(52,865)

Net Assets ($)		2,335,801,260

Shares Outstanding
(unlimited number of $.001 par value shares of
Beneficial Interest authorized)		2,335,854,125
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Year Ended March 31, 2006

Investment Income ($):
Interest Income	61,611,002
Expenses:
Management fee—Note 2(a)	3,173,631
Custodian fees	148,770
Professional fees	57,559
Shareholder servicing costs	43,568
Registration fees	43,153
Prospectus and shareholders’ reports	33,334
Trustees’ fees and expenses—Note 2(b)	15,501
Miscellaneous	59,878
Total Expenses	3,575,394
Less—reduction in management fee
due to undertaking—Note 2(a)	(401,763)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(1,427)
Net Expenses	3,172,204
Investment Income—Net, representing net
increase in net assets resulting from operations	58,438,798

See notes to financial statements.
10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2006	2005 [a]

Operations ($):
Investment income—net	58,438,798	21,683,329
Net realized gain (loss) on investments	—	(25,935)
Net Increase (Decrease) in Net Assets
Resulting from Operations	58,438,798	21,657,394

Dividends to Shareholders from ($):
Investment income—net	(58,438,798)	(21,683,329)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	8,665,572,396	6,936,266,391
Dividends reinvested	56,069,213	20,088,246
Cost of shares redeemed	(7,697,497,116)	(7,246,927,060)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,024,144,493	(290,572,423)
Total Increase (Decrease) in Net Assets	1,024,144,493	(290,598,358)

Net Assets ($):
Beginning of Period	1,311,656,767	1,602,255,125
End of Period	2,335,801,260	1,311,656,767

a Represents information for predecessor, Prime Money Market Portfolio, through April 30, 2004. See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following table for the fund’s shares represents the financial highlights of the fund’s predecessor, Prime Money Market Portfolio, before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s shares thereafter. Before the fund commenced operations, all of the assets of the Prime Money Market Portfolio were transferred to the fund in exchange for shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s and fund’s predecessor’s financial statements.

		Year Ended March 31,

	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.036	.015	.010	.016	.031
Distributions:
Dividends from investment
income—net	(.036)	(.015)	(.010)	(.016)	(.031)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.63	1.54	.97	1.59	3.13

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23	.23	.29	.29	.30
Ratio of net expenses
to average net assets	.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets	3.68	1.47	.97	1.57	2.95

Net Assets, end of period
($ x 1,000)	2,335,801	1,311,657	1,602,255	2,421,568	2,637,721

See notes to financial statements.
12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Bear Stearns Prime Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund. The fund’s investment objective seeks to provide current income and liquidity consistent with stability of principal.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge. Shares of the fund may not be purchased directly by individuals, although Bear Stearns Prime Money Market Fund may purchase fund shares for accounts maintained by individuals.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

14

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At March 31, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $52,865 is available to be applied against future net securities profits, if any, realized subsequent to March 31, 2006. If not applied, $25,610 of the carryover expires in fiscal 2007, $1,279 expires in fiscal 2008, $41 expires in fiscal 2009 and $25,935 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2006 and March 31, 2005, were all ordinary income.

At March 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .20 of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund for the two-year period ending May 1, 2006, so that the expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .20 of 1% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $401,763 during the period ended March 31, 2006.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2006, the fund was charged $35,817 pursuant to the transfer agency agreement.

During the period ended March 31, 2006, the fund was charged $3,784 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $394,450, compliance officer fees $1,910 and transfer agency per account fees $5,610.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

16

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Bear Stearns Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Bear Stearns Prime Money Market Fund (one of the funds comprising Dreyfus Premier Manager Funds I) as of March 31, 2006 and the related statement of operations for the year then ended, the changes in net assets and financial highlights for each of the two years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 2004 were audited by other auditors, whose report dated April 28, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We are not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Bear Stearns Prime Money Market Fund at March 31, 2006, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York May 10, 2006

The Fund 17

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the Fund hereby designates 84.18% of ordinary income dividends paid during the fiscal year ended March 31, 2006 as qualifying “interest related dividends.”

18

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Board of Trustees meeting held on March 7, 2006, the Board unanimously approved the continuation of the fund’s Management Agreement for a one-year term ending March 30, 2007.The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Management Agreement, including performance and expense information for other investment companies with similar investment objective to the fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During their meeting, the Board discussed the proposed continuance of the Management Agreement with senior management personnel of the Manager. At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representative of the Manager was present, to continue their discussion of continuance of the Management Agreement. In determining to continue the Management Agreement, the Board considered all factors which they believed to be relevant.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund,as well as other funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board members also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting

The Fund 19

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’ S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee, and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance. The fund’s performance was compared to that of a performance universe, consisting of all funds with the same Lipper classification/objective, and a performance group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an expense universe,consisting of all funds with the same or similar Lipper classification/objective,and an expense group,consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees,and other non-management fees,as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted that the fund’s total return exceeded the performance group median for the one-, two-, three-, four- and five-year periods ended January 31, 2006.The Board further noted that for each of those periods, the fund was in the second or third quintile among the performance group and performance universe.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the expense group and expense universe, noting, among other things, that the fund’s actual management fee was in the second quintile among its expense group and expense universe, while the fund’s actual total expense ratio was in the second quintile among the expense group and the first quintile among the expense universe.The Board further noted that the fund’s management fee and actual total

20

expense ratio were lower than the medians of the expense universe and the expense group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. It was noted that economies of scale also could be realized through an adviser’s reinvestment of money back into its business for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to

The Fund 21

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’ S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies.It was noted that the fund was not profitable to the Manager for the time period reported.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the ser vices provided by the Manager are adequate and appropriate.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

• The Board was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

22

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 185

———————
David P. Feldman (66) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director & Trustee
Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 56

———————

Ehud Houminer (65) Board Member (2003)

Principal Occupation During Past 5 Years:
  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 37

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Gloria Messinger (76) Board Member (2003)
Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director

No. of Portfolios for which Board Member Serves: 26

———————

Anne Wexler (76) Board Member (2003)

Principal Occupation During Past 5 Years:
  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member T. John Szarkowski, Emeritus Board Member

24

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since June 2003.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since June 2003.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since June 2003.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 25

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since June 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money

Laundering Compliance Officer since June 2003.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

26

NOTES

For More	Information

Bear Stearns Prime	Transfer Agent &
Money Market Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail	Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
22	Notes to Financial Statements
30	Report of Independent Registered
Public Accounting Firm
31	Important Tax Information
32	Information About the Review and Approval
of the Fund’s Management Agreement
37	Board Members Information
39	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Alpha Growth Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:
We are pleased to present this annual report for Dreyfus Premier Alpha
Growth Fund, covering the 12-month period from April 1, 2005, through March 31, 2006.

After posting relatively mild gains during much of 2005, U.S. stocks began to show signs of renewed vigor in the first quarter of 2006. As they have for some time, smaller-cap stocks rose more sharply than large-cap shares in this current market environment in which investors have responded positively to reports of continued economic growth and robust business fundamentals in most industry groups. In fact, it recently was announced that, over the final three months of last year, pretax corporate profits rose at the fastest pace since 1992.

While our chief economist, Richard Hoey, currently expects U.S. economic growth to continue, the economic expansion may begin to rely less on consumer spending and more on corporate capital investment, exports and non-residential construction. In addition, inflationary pressures may increase moderately due to tighter labor markets and robust demand for goods and services. Clearly, changes in the economic climate might benefit some types of companies and industries more than others. As always, we encourage you to talk with your financial advisor to discuss investment options that may be suitable for you in this environment.

For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation April 17, 2006
2

DISCUSSION OF FUND PERFORMANCE

Jim O’Shaughnessy, Portfolio Manager

How did Dreyfus Premier Alpha Growth Fund perform relative to its benchmark?

For the 12-month period ended March 31, 2006, the fund produced total returns of 24.20% for Class A shares, 23.33% for Class B shares, 23.33% for Class C shares, 24.43% for Class R shares and 23.95% for Class T shares.1,2 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 11.72% for the same period.3

Despite rising interest rates and volatile energy prices, stocks rose in an environment of steady economy growth and better-than-expected corporate earnings. The fund substantially outperformed its benchmark, due primarily to the success of our disciplined security selection strategy, which produced especially attractive results in the information technology and energy sectors.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, it invests in stocks that are selected using one or more growth models developed by the Systematic Equity Team at Bear Stearns Asset Management. These growth models are designed to identify equity securities with the following characteristics: high projected earnings for the next three to five years, positive earnings momentum, positive price momentum, and reasonable valuation metrics.

The fund uses the models systematically to select approximately 40 to 60 securities. Generally, the fund allocates an equal amount of its assets to each holding. Periodically, we reapply our models to the fund’s investment universe and adjust the fund’s holdings to reflect the results. Stocks no longer favored by the models are sold, and highly rated stocks are purchased on an equal-weighted basis.

The fund’s models are enhanced from time to time as suggested by our ongoing research efforts.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

Market performance was relatively lackluster during the first half of the reporting period, when investors remained concerned about the potential impact of rising interest rates, surging energy prices and the Gulf Coast hurricanes on U.S. economic growth.These concerns abated during the fourth quarter of 2005 and the first quarter of 2006, when stock prices generally were driven higher by evidence of sustainable economic expansion, persistently low inflation and robust corporate earnings growth. In this favorable environment, our bottom-up security selection process proved to be particularly effective, enabling the fund to participate even more strongly than the benchmark in the market’s advance.

The fund’s investments in the information technology sector, which fared especially well, benefited from a modestly overweighted position relative to the benchmark as well as successful selections of individual securities.The stock of semiconductors manufacturer Advanced Micro Devices, which we had acquired at prices we considered attractively valued, approximately doubled due to an industry-wide rebound and better-than-expected earnings reports. Electronics maker Apple Computer also posted improved earnings after capturing a greater share of the market with strong ongoing sales of its popular iPod music player.

Although energy stocks generally advanced when oil and gas prices surged higher during the reporting period, the fund’s energy stocks rose about twice as much as the benchmark’s energy component.The fund’s energy returns were led by Brazilian integrated oil company Petrobras, which also benefited from improved investor sentiment toward stocks in the world’s emerging markets.

A variety of other individual companies also helped drive the fund’s strong relative performance. For example, industrial conglomerate Halliburton reported strong earnings, enabling it to rebound from earlier weakness resulting from negative publicity, and steel producer Nucor benefited from strong global demand for a limited supply of commodities used in construction.

As is to be expected from a diversified portfolio, some of the fund’s holdings produced relatively disappointing results for the reporting period.Among consumer staples stocks, chewing tobacco company UST

4

suffered from disappointing earnings, causing its stock to fall despite its hefty dividend yield. In the telecommunications services area, our purchase of Telefonos de Mexico during the fund’s rebalancing in January 2006 proved to be poorly timed. Similarly, we purchased shares of software maker Adobe Systems in January due to positive momentum factors detected by our models, just prior to a downward revision in earnings expectations by fundamental research analysts who follow the company.

What is the fund’s current strategy?

Although our quantitative models recently have uncovered no particularly dominant investment themes, they have continued to find what we believe to be attractive opportunities among individual companies in the energy, information technology and industrials sectors. Stocks in these areas have demonstrated strong momentum characteristics combined with attractive valuations. While our models also have found a greater number of financial stocks meeting our criteria, the fund has remained underweighted in the sector compared to the benchmark. The next rebalancing of the fund’s portfolio occurs in April, at which time the fund’s composition may change.

April 17, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, which has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-year period ending May 1, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund that was advised by the fund’s current sub-investment adviser were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004. Class A,
B, C and T shares are subject to different sales charges and distribution and servicing fees.
Performance for each share class includes returns for the predecessor fund and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s
Class A shares were reorganized into Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.
[3]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class B, Class C, Class R and
Class T shares of Dreyfus Premier Alpha Growth Fund on 12/29/97 (inception date) to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date. For comparative purposes, the value of the Index on 12/31/97 is used as the beginning value on 12/29/97. All dividends and capital gain distributions are reinvested.
Effective May 1, 2004, Dreyfus Premier Alpha Growth Fund (the “fund”) commenced operations after all of the assets of a predecessor mutual fund that was advised by the fund’s current sub-investment adviser were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization. Class A, B, C, R and T shares are subject to different sales charges and distribution and servicing fees. Performance for each share class in the line graph above includes returns for the predecessor fund and the current applicable sales loads and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into
Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.The fund’s other share classes have achieved different returns.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charges on Class A and Class T shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged index of U.S. stock market performance.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 3/31/06

	Inception			From
	Date	1 Year	5 Years	Inception

Class A shares
with maximum sales charge (5.75%)	12/29/97	17.06%	8.75%	9.58%
without sales charge	12/29/97	24.20%	10.04%	10.36%
Class B shares
with applicable redemption charge †	12/29/97	19.33%	9.15%	9.98%
without redemption	12/29/97	23.33%	9.43%	9.98%
Class C shares
with applicable redemption charge ††	12/29/97	22.33%	9.47%	9.79%
without redemption	12/29/97	23.33%	9.47%	9.79%
Class R shares	12/29/97	24.43%	10.06%	10.38%
Class T shares
with applicable sales charge (4.5%)	12/29/97	18.38%	8.94%	9.69%
without sales charge	12/29/97	23.95%	9.95%	10.31%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class B, Class C, Class R and Class T shares shown in the table include the performance of the predecessor fund from December 29, 1997, to April 30, 2004, and are adjusted to reflect the applicable sales loads and expenses. Performance for Class B shares assumes the conversion of Class B shares to
Class A shares at the end of the sixth year following the date of purchase.The inception date and record for Class T shares (subject to Class A’s sales load) is used to calculate performance for Class A shares, which commenced operations on May 1, 2004.
Prior to 8/1/02, the fund was known as the Bear Stearns Focus List Portfolio and employed a materially different investment strategy in pursuit of its objective of seeking capital appreciation. In deciding whether to invest in the fund, investors should consider that the fund’s historical performance prior to this time period does not reflect the fund’s current investment strategy. In addition, from time to time prior to 8/1/02, the fund allocated a portion of its assets to money market instruments, during which time the overall stock market declined substantially in value.These past allocations are a material factor contributing to the fund’s longer-term total return record.

† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to Class A shares.

The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Alpha Growth Fund from October 1, 2005 to March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended March 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.06	$ 9.91	$ 9.91	$ 4.50	$ 7.31
Ending value (after expenses)	$1,097.00	$1,093.00	$1,092.80	$1,097.90	$1,095.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.84	$ 9.55	$ 9.55	$ 4.33	$ 7.04
Ending value (after expenses)	$1,019.15	$1,015.46	$1,015.46	$1,020.64	$1,017.95

† Expenses are equal to the fund’s annualized expense ratio of 1.16% for Class A, 1.90% for Class B, 1.90% for Class C, .86% for Class R and 1.40% for Class T, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
March 31, 2006

Common Stocks—99.1%	Shares	Value ($)

Consumer Discretionary—11.4%
Chico’s FAS	392,005 [a,b]	15,931,083
JC Penney	301,815	18,232,644
KB Home	208,401	13,541,897
Nordstrom	418,326	16,390,012
Pulte Homes	386,090 [a]	14,833,578
Starbucks	546,001 [a,b]	20,551,478
Toyota Motor, ADR	160,179	17,443,493
		116,924,185
Consumer Staples—3.2%
Reynolds American	171,329 [a]	18,075,209
Whole Foods Market	216,806	14,404,591
		32,479,800
Energy—21.6%
EOG Resources	217,119	15,632,568
Kerr-McGee	177,837	16,979,877
Nabors Industries	214,172 [b]	15,330,432
Nexen	330,185	18,173,382
Noble	217,827	17,665,770
Occidental Petroleum	186,412	17,271,072
Peabody Energy	389,493	19,634,342
Petroleo Brasileiro, ADR	211,600	18,339,372
Rowan Cos.	411,964 [a]	18,109,937
Sunoco	194,123	15,058,121
Talisman Energy	299,786	15,942,619
Transocean	221,207 [b]	17,762,922
XTO Energy	371,387 [a]	16,181,332
		222,081,746
Energy Services—10.2%
Baker Hughes	249,230	17,047,332
BJ Services	428,561 [a]	14,828,211
Halliburton	246,853	18,025,206

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Energy Services (continued)
National Oilwell Varco	236,769 [b]	15,181,628
Schlumberger	157,644	19,953,001
Weatherford International	418,440 [b]	19,143,630
		104,179,008
Financial—14.1%
AON	458,452	19,030,343
Charles Schwab	1,080,362	18,593,030
CIT Group	311,040	16,646,861
Franklin Resources	173,105	16,313,415
Goldman Sachs Group	128,165	20,116,778
Lehman Brothers Holdings	128,469	18,567,624
Moody’s	260,300	18,601,038
New York Community Bancorp	1	18
Prudential Financial	222,893	16,897,518
		144,766,625
Health Care—9.5%
Allergan	148,934	16,159,339
Cigna	146,704	19,162,476
Express Scripts	191,993 [b]	16,876,185
St. Jude Medical	313,471 [b]	12,852,311
Stryker	360,718	15,994,236
Teva Pharmaceutical Industries, ADR	384,594	15,837,581
		96,882,128
Industrial—5.7%
Burlington Northern Santa Fe	244,102	20,341,020
Canadian National Railway	421,282 [a]	19,075,648
Rockwell Automation	262,733 [a]	18,893,130
		58,309,798

10

Common Stocks (continued)	Shares	Value ($)

Information Technology—12.7%
Adobe Systems	438,690 [a]	15,319,055
Advanced Micro Devices	484,698 [b]	16,072,585
Agilent Technologies	483,478 [b]	18,154,598
Apple Computer	209,446 [b]	13,136,453
Broadcom, Cl. A	455,161 [b]	19,644,749
Cognizant Technology Solutions, Cl. A	327,246 [b]	19,467,865
SanDisk	219,957 [a,b]	12,651,927
Taiwan Semiconductor Manufacturing, ADR	1,595,698	16,052,722
		130,499,954
Materials—9.1%
BHP Billiton, ADR	472,623 [a]	18,834,027
Freeport-McMoRan Copper & Gold, Cl. B	278,010	16,616,658
Newmont Mining	290,574 [a]	15,077,885
Nucor	234,650 [a]	24,588,974
Phelps Dodge	230,922	18,596,149
		93,713,693
Specialty Chemicals—.1%
Tronox, Cl. B	35,698 [b]	606,505
Telecommunication Services—1.5%
Telefonos de Mexico, ADR	668,264	15,022,575
Total Common Stocks
(cost $930,128,174)		1,015,466,017

Other Investment—.9%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $9,540,000)	9,540,000 [c]	9,540,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Investment of Cash Collateral
for Securities Loaned—2.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $23,589,338)	23,589,338 [c]	23,589,338

Total Investments (cost $963,257,512)	102.3%	1,048,595,355
Liabilities, Less Cash and Receivables	(2.3%)	(23,890,014)
Net Assets	100.0%	1,024,705,341

ADR—American Depository Receipts.
[a] All or a portion of these securities are on loan. At March 31, 2006, the total market value of the fund’s securities on loan is $37,952,499 and the total market value of the collateral held by the fund is $39,435,649, consisting of cash collateral of $23,589,338 and U.S. Government and agency securities valued at $15,846,311.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary †

	Value (%)		Value (%)

Energy	21.6	Industrial	5.7
Financial	14.1	Money Market Investments	3.2
Information Technology	12.7	Consumer Staples	3.2
Consumer Discretionary	11.4	Telecommunication Services	1.5
Energy Services	10.2	Specialty Chemicals	.1
Health Care	9.5
Materials	9.1		102.3

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

				Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $37,952,499)—Note 1(b):
Unaffiliated issuers			930,128,174		1,015,466,017
Affiliated issuers				33,129,338	33,129,338
Cash					5,316,762
Receivable for shares of Beneficial Interest subscribed					8,797,689
Dividends and interest receivable					649,001
Prepaid expenses					74,749
					1,063,433,556

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					1,013,111
Liability for securities on loan—Note 1(b)					23,589,338
Payable for investment securities purchased					13,314,016
Payable for shares of Beneficial Interest redeemed					578,861
Accrued expenses					232,889
					38,728,215

Net Assets ($)					1,024,705,341

Composition of Net Assets ($):
Paid-in capital					881,794,580
Accumulated net realized gain (loss) on investments					57,572,918
Accumulated net unrealized appreciation
(depreciation) on investments					85,337,843

Net Assets ($)					1,024,705,341

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	600,413,963	80,297,478	155,482,615	48,245,610	140,265,675
Shares Outstanding	24,424,822	3,428,965	6,624,414	1,960,926	5,730,227

Net Asset Value
Per Share ($)	24.58	23.42	23.47	24.60	24.48

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Year Ended March 31, 2006

Investment Income ($):
Income:
Cash dividends (net of $197,178 foreign taxes withheld at source):
Unaffiliated issuers	6,140,266
Affiliated issuers	372,504
Income from securities lending	29,851
Total Income	6,542,621
Expenses:
Investment advisory fee—Note 3(a)	4,149,486
Shareholder servicing costs—Note 3(c)	1,922,128
Distribution fees—Note 3(b)	1,390,252
Registration fees	163,501
Prospectus and shareholders’ reports	64,773
Custodian fees—Note 3(c)	60,854
Professional fees	59,470
Directors’ fees and expenses—Note 3(d)	5,664
Miscellaneous	21,651
Total Expenses	7,837,779
Less—reduction in expenses
due to undertakings—Note 3(a)	(75,854)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(2,379)
Net Expenses	7,759,546
Investment (Loss)—Net	(1,216,925)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	58,966,870
Net unrealized appreciation (depreciation) on investments	63,321,385
Net Realized and Unrealized Gain (Loss) on Investments	122,288,255
Net Increase in Net Assets Resulting from Operations	121,071,330

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2006	2005[a,b]

Operations ($):
Investment (loss)—net	(1,216,925)	(842,523)
Net realized gain (loss) on investments	58,966,870	844,020
Net unrealized appreciation
(depreciation) on investments	63,321,385	9,889,121
Net Increase (Decrease) in Net Assets
Resulting from Operations	121,071,330	9,890,618

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	(505,998)	—
Class B shares	(98,422)	(2,789,238)
Class C shares	(157,938)	(3,096,117)
Class R shares	(8,810)	—
Class T shares	(234,496)	(9,311,576)
Total Dividends	(1,005,664)	(15,196,931)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	479,574,636	89,594,251
Class B shares	36,167,303	13,872,805
Class C shares	97,984,923	26,184,743
Class R shares	45,182,681	2,500,024
Class T shares	50,669,440	51,132,135
Dividends reinvested:
Class A shares	465,923	—
Class B shares	88,713	2,580,064
Class C shares	125,575	2,850,438
Class R shares	8,750	—
Class T shares	224,439	8,713,513
Cost of shares redeemed:
Class A shares	(28,689,821)	(1,817,649)
Class B shares	(6,757,989)	(7,379,672)
Class C shares	(11,968,577)	(10,150,310)
Class R shares	(1,259,880)	(15,051)
Class T shares	(62,765,313)	(41,504,990)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	599,050,803	136,560,301
Total Increase (Decrease) in Net Assets	719,116,469	131,253,988

Net Assets ($):
Beginning of Period	305,588,872	174,334,884
End of Period	1,024,705,341	305,588,872

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended March 31,

	2006	2005[a,b]

Capital Share Transactions:
Class A
Shares sold	21,125,882	4,641,874
Shares issued for dividends reinvested	19,816	—
Shares redeemed	(1,268,851)	(93,899)
Net Increase (Decrease) in Shares Outstanding	19,876,847	4,547,975

Class B
Shares sold	1,684,522	758,115
Shares issued for dividends reinvested	3,953	149,482
Shares redeemed	(321,588)	(412,832)
Net Increase (Decrease) in Shares Outstanding	1,366,887	494,765

Class C
Shares sold	4,497,418	1,420,077
Shares issued for dividends reinvested	5,581	164,765
Shares redeemed	(579,070)	(561,278)
Net Increase (Decrease) in Shares Outstanding	3,923,929	1,023,564

Class R
Shares sold	1,883,070	132,329
Shares issued for dividends reinvested	372	—
Shares redeemed	(54,072)	(773)
Net Increase (Decrease) in Shares Outstanding	1,829,370	131,556

Class T
Shares sold	2,295,062	2,717,404
Shares issued for dividends reinvested	9,578	487,876
Shares redeemed	(2,751,340)	(2,199,936)
Net Increase (Decrease) in Shares Outstanding	(446,700)	1,005,344

[a]	The fund commenced offering five classes of shares as of the close of business April 30, 2004.The existing shares were redesignated and the fund added Class A and Class R shares.
[b]	Represents information for the fund’s predecessor, Bear Stearns Alpha Growth Portfolio through April 30, 2004.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio (“Alpha Growth Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C and T shares thereafter. Before the fund commenced operations, substantially all of the assets of the Alpha Growth Portfolio were transferred to the fund in exchange for Class B, C and T shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Year Ended March 31,

Class A Shares	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	19.82	17.62
Investment Operations:
Investment income (loss)—net [b]	.01	(.01)
Net realized and unrealized gain
(loss) on investments	4.79	2.21
Total from Investment Operations	4.80	2.20
Distributions:
Dividends from net realized gain on investments	(.04)	—
Net asset value, end of period	24.58	19.82

Total Return (%) [c]	24.20	12.49[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17	1.15[d]
Ratio of net expenses to average net assets	1.17	1.15[d]
Ratio of net investment income
(loss) to average net assets	.04	(.04)[d]
Portfolio Turnover Rate	128.55	87.73

Net Assets, end of period ($ X 1,000)	600,414	90,122

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,

Class B Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	19.02	20.32	15.17	18.41	16.46
Investment Operations:
Investment (loss)—net	(.16)[a]	(.13)[a]	(.10)	(.08)	(.06)
Net realized and unrealized gain
(loss) on investments	4.60	.58	5.25	(3.16)	2.01
Total from Investment Operations	4.44	.45	5.15	(3.24)	1.95
Distributions:
Dividends from net realized
gain on investments	(.04)	(1.75)	—	—	—
Net asset value, end of period	23.42	19.02	20.32	15.17	18.41

Total Return (%) [b]	23.33	3.08	33.95	(17.60)	11.85

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.97	2.00	2.17	2.46	2.96
Ratio of net expenses
to average net assets	1.90	1.90	1.90	1.90	1.90
Ratio of net investment
(loss) to average net assets	(.74)	(.74)	(.61)	(.65)	(.92)
Portfolio Turnover Rate	128.55	87.73	92.58	185.33	82.40

Net Assets, end of period ($ X 1,000)	80,297	39,215	31,840	16,059	9,061

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.
18

		Year Ended March 31,

Class C Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	19.06	20.35	15.19	18.42	16.46
Investment Operations:
Investment (loss)—net	(.15)[a]	(.14)[a]	(.09)	(.06)	(.06)
Net realized and unrealized gain
(loss) on investments	4.60	.60	5.25	(3.17)	2.02
Total from Investment Operations	4.45	.46	5.16	(3.23)	1.96
Distributions:
Dividends from net realized
gain on investments	(.04)	(1.75)	—	—	—
Net asset value, end of period	23.47	19.06	20.35	15.19	18.42

Total Return (%) [b]	23.33	3.13	33.97	(17.54)	11.91

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.94	1.98	2.17	2.46	2.96
Ratio of net expenses
to average net assets	1.90	1.90	1.90	1.90	1.90
Ratio of net investment
(loss) to average net assets	(.72)	(.74)	(.61)	(.63)	(.92)
Portfolio Turnover Rate	128.55	87.73	92.58	185.33	82.40

Net Assets, end of period ($ X 1,000)	155,483	51,470	34,134	13,236	6,546

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Year Ended March 31,

Class R Shares	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	19.80	17.62
Investment Operations:
Investment income—net [b]	.09	.04
Net realized and unrealized gain
(loss) on investments	4.75	2.14
Total from Investment Operations	4.84	2.18
Distributions:
Dividends from net realized gain on investments	(.04)	—
Net asset value, end of period	24.60	19.80

Total Return (%)	24.43	12.37[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.86[c]
Ratio of net expenses to average net assets	.90	.86[c]
Ratio of net investment income
to average net assets	.38	.20[c]
Portfolio Turnover Rate	128.55	87.73

Net Assets, end of period ($ X 1,000)	48,246	2,605

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

20

			Year Ended March 31,

Class T Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	19.78	20.95	15.57	18.84	16.75
Investment Operations:
Investment (loss)—net	(.06)[a]	(.05)[a]	(.02)	(.02)	(.03)
Net realized and unrealized
gain (loss) on investments	4.80	.63	5.40	(3.25)	2.12
Total from Investment Operations	4.74	.58	5.38	(3.27)	2.09
Distributions:
Dividends from net realized
gain on investments	(.04)	(1.75)	—	—	—
Net asset value, end of period	24.48	19.78	20.95	15.57	18.84

Total Return (%) [b]	23.95	3.66	34.55	(17.36)	12.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.40	1.45	1.67	1.96	2.46
Ratio of net expenses
to average net assets	1.40	1.40	1.40	1.40	1.40
Ratio of net investment
(loss) to average net assets	(.27)	(.25)	(.11)	(.15)	(.42)
Portfolio Turnover Rate	128.55	87.73	92.58	185.33	82.40

Net Assets, end of period ($ X 1,000)	140,266	122,177	108,361	39,817	23,176

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through Apri 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Alpha Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager I (the “Company”),which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund. The fund’s investment objective seeks capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective on March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open
22

account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before
February 28, 2006.

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective on March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA “Rollover Accounts” with the distrib- ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration

24

of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At March 31, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $29,860,982, accumulated capital gains $27,870,726 and unrealized appreciation $85,179,053.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31,2006, and March 31, 2005 were as follows: ordinary income $0 and $3,242,267 and long term capital gains $1,005,664 and $11,954,664, respectively.

During the period ended March 31, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed investment income-net by $1,216,925 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The funds participate with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions.

26

Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2006, the fund did not borrow under the line of credit.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C and T shares for the two-year period ending May 1, 2006, so that the expenses of each such class, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.90% of the value of Class B and Class C shares average daily net assets and 1.40% of the value of Class T shares average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $75,854 during the period ended March 31, 2006.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25% of the value of the fund’s average daily net assets.

During the period ended March 31, 2006, the Distributor retained $346,022 and $27,800 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $91,654 and $34,638 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 % of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2006, Class B, Class C and Class T shares were charged $412,072, $639,715 and $338,465, respectively, pursuant to the Plan.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2006, Class A, Class B, Class C and Class T shares were charged $662,579, $137,357, $213,238 and $338,465, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2006, the fund was charged $243,405 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2006, the fund was charged $60,854 pursuant to the custody agreement.

During the period ended March 31, 2006, the fund was charged $3,784 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $609,845, Rule 12b-1 distribution plan fees $171,413, shareholder services plan fees $193,332, custodian fees $16,252, chief compliance officer $1,910 and transfer agency per account fees $47,400, which are offset against an expense reimbursement currently in effect in the amount of $27,041.

28

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2006, amounted to $1,305,934,141 and $715,817,583, respectively.

At March 31, 2006, the cost of investments for federal income tax purposes was $963,416,302; accordingly, accumulated net unrealized appreciation on investments was $85,179,053,consisting of $113,000,690 gross unrealized appreciation and $27,821,637 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 29

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Premier Alpha Growth Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Alpha Growth Fund (one of the funds comprising Dreyfus Premier Manager Funds I) as of March 31, 2006, and the related statement of operations for the year then ended, the changes in net assets and financial highlights for each of the two years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 2004 were audited by other auditors, whose report dated April 28, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of March 31, 2006 and confirmation of securities not held by the custodian by correspondence with others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion,the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Dreyfus Premier Alpha Growth Fund at March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S generally accepted accounting principles.

New York, New York
May 10, 2006

30

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates $.0350 per share as a long-term capital gain distribution paid on December 15, 2005.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Board of Trustees meeting held on March 7, 2006, the Board unanimously approved the continuation of the fund's Management Agreement, and Sub-Investment Advisory Agreement (the “Sub-Advisory Agreement,” and together with the Management Agreement, the “Agreements”) with Bear Stearns Asset Management, Inc. (the “Sub-Adviser”), for a one-year term ending March 30, 2007. The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Agreements, including performance and expense information for other investment companies with similar investment objective to the fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During their meeting, the Board discussed the proposed continuance of the Agreements with senior management personnel of the Manager.At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representative of the Manager was present, to continue their discussion of continuance of the Agreements. In determining to continue the Agreements, the Board considered all factors which they believed to be relevant.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of services provided to the fund by the Manager pursuant to the Management Agreement, and by the Sub-Adviser pursuant to the Sub-Advisory Agreement.The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund, as well as other funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to

32

provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund as well as the fund’s asset size.

The Board members also considered the Manager’s and Sub-Adviser’s research and portfolio management capabilities and that the Manager also provides oversight of other day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure, as well as the Manager’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a performance universe, consisting of all funds with the same Lipper classification/objective, and a performance group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an expense universe, consisting of all funds with the same or similar Lipper classification/objective and a similar sales load structure, and an expense group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees, and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted that the fund was ranked in the first quintile among its performance group and performance universe for the one-, four- and five-year periods ended January 31, 2006.The Board further noted that among its performance

The Fund 33

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’ S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

group the fund was in the second quintile for the two-year period and third quintile for the three-year period ended January 31, 2006.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the expense group and expense universe, noting, among other things, that the fund’s actual management fee was in the second and fourth quintile among its expense group and expense universe, respectively, while the fund’s actual total expense ratio was in the first and third quintile of the expense group and expense universe, respectively. The Board further noted that the fund’s actual total expense ratio was the lowest of all funds in the expense group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s and Sub-Adviser’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s or Sub-Adviser’s performance, as the case may be, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager or Sub-Adviser, as applicable, to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit, and the dollar amount of expenses allocated and profit received by the Sub-Adviser.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the

34

extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager and Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and reviewed the soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies.It was noted that the Manager’s respective profitability percentages for managing the fund were not unreasonable given the fund’s overall performance and generally superior service levels provided. It also was noted that the profitability percentage for managing the portfolio was within rangers determined by appropriate court cases to be reasonable given the services provided.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Agreements. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager and the Sub-Adviser are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.

The Fund 35

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’ S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

  The Board concluded that the fees paid by the fund to the Manager and the Sub-Adviser were reasonable in light of comparative perfor- mance and expense and advisory fee information, costs of services pro- vided and profits to be realized and benefits derived or to be derived by the Manager or Bear Stearns from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the advisory fee rates charged to the fund and that, to the extent in the future it were to be determined that mate- rial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that approval of the fund’s Agreements was in the best interests of the fund and its shareholders.

36

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 185

———————
David P. Feldman (66) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director & Trustee
Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 56

———————

Ehud Houminer (65) Board Member (2003)

Principal Occupation During Past 5 Years:
  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 37

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Gloria Messinger (76) Board Member (2003)
Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director

No. of Portfolios for which Board Member Serves: 26

———————

Anne Wexler (76) Board Member (2003)

Principal Occupation During Past 5 Years:
  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member T. John Szarkowski, Emeritus Board Member

38

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since June 2003.

Chairman of the Board, and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since June 2003.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since June 2003.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since June 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since June 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since June 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since June 2003.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

40

For More	Information

Dreyfus Premier	Custodian
Alpha Growth Fund	Mellon Bank, N.A.
200 Park Avenue	One Mellon Bank Center
New York, NY 10166	Pittsburgh, PA 15258
Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Sub-Investment Adviser	New York, NY 10166
Bear Stearns Asset	Distributor
Management Inc.	Dreyfus Service Corporation
383 Madison Avenue	200 Park Avenue
New York, NY 10179	New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
17	Financial Highlights
22	Notes to Financial Statements
31	Report of Independent Registered
Public Accounting Firm
32	Important Tax Information
33	Information About the Review and Approval
of the Fund’s Management Agreement
38	Board Members Information
40	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Intrinsic Value Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Intrinsic Value Fund, covering the 12-month period from April 1, 2005, through March 31, 2006.

After posting relatively mild gains during much of 2005, U.S. stocks began to show signs of renewed vigor in the first quarter of 2006. As they have for some time, smaller-cap stocks rose more sharply than large-cap shares in this current market environment in which investors have responded positively to reports of continued economic growth and robust business fundamentals in most industry groups. In fact, it recently was announced that, over the final three months of last year, pretax corporate profits rose at the fastest pace since 1992.

While our chief economist, Richard Hoey, currently expects U.S. economic growth to continue, the economic expansion may begin to rely less on consumer spending and more on corporate capital investment, exports and non-residential construction. In addition, inflationary pressures may increase moderately due to tighter labor markets and robust demand for goods and services. Clearly, changes in the economic climate might benefit some types of companies and industries more than others.As always, we encourage you to talk with your financial advisor to discuss investment options that may be suitable for you in this environment.

For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio managers.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation April 17, 2006
2

DISCUSSION OF FUND PERFORMANCE

James G. McCluskey, CFA, Jeffrey Simon, and Daniel Adler, CFA,
Portfolio Managers
Bear Stearns Asset Management Inc., Sub-Investment Adviser

How did Dreyfus Premier Intrinsic Value Fund perform relative to its benchmark?

For the 12-month period ended March 31, 2006, the fund produced total returns of 8.36% for Class A shares, 7.45% for Class B shares, 7.52% for Class C shares, 8.61% for Class R shares and 8.02% for Class T shares.1,2 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 11.72% .3

Although stocks generally advanced over the reporting period as investors reacted positively to steady economic growth, low inflation and rising corporate earnings, small- and midcap stocks continued to outperform shares of the large-cap companies on which the fund generally focused. The fund’s bias toward large companies, as well as disappointments in the consumer discretionary and energy sectors, were primarily responsible for its lagging results relative to the S&P 500 Index.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations, at the time of purchase, of more than $10 billion that we identify as value securities.

We use a “value approach” to investing.We look for equity securities that have relatively low price-to-book ratios, low price-to-earnings ratios or lower-than-average price-to-cash-flow ratios and dividend payments. We may consider factors such as a company’s earnings growth, dividend pay-out ratios, return on equity, new management and upcoming corporate restructuring, the general business cycle, the company’s position within a specific industry and the company’s responsiveness to changing conditions.

What other factors influenced the fund’s performance?

Overall market performance was relatively tame during the first half of the reporting period, when investors remained concerned about the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential impact of rising interest rates, surging energy prices and the Gulf Coast hurricanes on U.S. economic growth.These concerns abated during the fourth quarter of 2005 and the first quarter of 2006, and stock prices generally were driven higher by evidence of sustainable economic expansion, persistently low inflation and robust corporate earnings growth. However, as has been the case for several years, small-cap stocks continued to outperform their large-cap counterparts, largely because sound business fundamentals and ample access to capital even for lower-quality businesses whetted investors’ appetite for risk. Because the fund focused mainly on some of the larger companies within the S&P 500 Index, its results lagged the benchmark.

Still, the fund participated to a substantial degree in the stock market’s gains. For example, the fund achieved above-average returns in the information technology sector, where business fundamentals improved after several years of lackluster conditions. Some of the fund’s better-performing stocks in the technology area included wireless telephone handset manufacturers Nokia and Motorola, which enjoyed robust sales growth. Computer and printer maker Hewlett-Packard also advanced strongly as investors responded positively to the company’s progress in executing its turnaround plan. Several large, diversified financial services companies also contributed positively to the fund’s performance, including industry giants JP Morgan Chase & Co, Citigroup and Merrill Lynch & Co., all of which benefited from greater activity in the capital markets, including rising mergers-and-acquisitions activity and robust issuance volume in loan markets.

On the other hand, the fund encountered its share of disappointments during the reporting period. Because our bottom-up investment process found particularly attractive valuations among consumer discretionary companies, the fund maintained heavier exposure to the sector than the benchmark.This overweighted position detracted from performance when the sector failed to match the overall market’s results. In addition, the fund’s performance in the consumer discretionary area was undermined by its holdings in the media industry. Cable television systems operator Comcast was hurt by heightened competition from telephone companies, while diversified media conglomerates News Corp. and Liberty Media faced stiffer competition for advertising dollars from online media companies.

4

In the energy sector, we found relatively few companies meeting our valuation criteria, preventing the fund from participating fully in the sector’s advance. In addition, the fund’s holdings of large integrated oil producers lagged those of smaller energy services companies that are more leveraged to commodity prices.

What is the fund’s current strategy?

We have continued to employ our bottom-up, value-oriented investment approach. As of the end of the reporting period, our research continued to find a relatively large number of stocks meeting our criteria in the consumer discretionary sector and relatively few in the utilities, materials and, to a lesser extent, energy areas.

In addition, we have maintained the fund’s emphasis on many of the larger companies in the S&P 500 Index, which we believe offer especially attractive relative values after a long period of underperfor-mance. Should investors’ appetite for risk wane when the U.S. economy moves to the next phase of the cycle, as we expect, so-called “mega-cap” stocks could be well positioned.

April 17, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, which has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-year period ending May 1, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004. Class A, B, C, R and T shares are subject to different sales charges and distribution and servicing fees. Performance for each share class includes returns for the predecessor fund, and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.
[3]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class R and Class T shares of
Dreyfus Premier Intrinsic Value Fund on 03/31/ 96 to a $10,000 investment made in the Standard & Poor’s 500
Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
Performance for Class B shares will vary from the performance of Class A, Class C, Class R and Class T shares shown above due to differences in charges and expenses.
Effective May 1, 2004, Dreyfus Premier Intrinsic Value Fund (the “fund”) commenced operations after all of the assets of a predecessor mutual fund that was advised by the fund’s current sub-investment adviser were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization. Class A, B, C, R and T shares are subject to different sales charges and distribution and servicing fees. Performance for each share class in the line graph above includes returns for the predecessor fund and the current applicable sales loads and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into
Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.The fund’s other share classes have achieved different returns.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charges on Class A and Class T shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged index of U.S. stock market performance.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 3/31/06

	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class A shares
with maximum sales charge (5.75%)		2.13%	4.05%	9.53%
without sales charge		8.36%	5.29%	10.18%
Class B shares
with applicable redemption charge †	1/28/98	3.46%	4.30%	—	7.04%††
without redemption	1/28/98	7.45%	4.63%	—	7.04%††
Class C shares
with applicable redemption charge †††		6.52%	4.66%	9.57%
without redemption		7.52%	4.66%	9.57%
Class R shares		8.61%	5.83%	10.73%
Class T shares
with applicable sales charge (4.5%)		3.15%	4.22%	9.62%
without sales charge		8.02%	5.18%	10.12%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class C and Class T shares shown in the table include the performance of the predecessor fund from April 4, 1995, to April 30, 2004, for Class B from January 28, 1998, to April 30, 2004, and for Class R from September 11, 1995, to April 30, 2004, and are adjusted to reflect the applicable sales loads and expenses.The inception date and record for Class T shares (subject to Class A’s sales load) is used to calculate performance for Class A shares, which commenced operations on May 1, 2004.

† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to Class A shares.

Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Intrinsic Value Fund from October 1, 2005 to March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.86	$ 10.21	$ 9.95	$ 4.68	$ 7.40
Ending value (after expenses)	$1,062.20	$1,057.70	$1,057.90	$1,063.50	$1,060.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.74	$ 10.00	$ 9.75	$ 4.58	$ 7.24
Ending value (after expenses)	$1,019.25	$1,015.01	$1,015.26	$1,020.39	$1,017.75

† Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.99% for Class B, 1.94% for Class C, .91% for Class R and 1.44% for Class T, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
March 31, 2006

Common Stocks—99.7%	Shares		Value ($)

Banking—15.9%
Bank of America	204,795		9,326,364
Citigroup	206,233		9,742,447
Wachovia	108,300		6,070,215
Washington Mutual	20,000		852,400
Wells Fargo & Co.	85,800		5,480,046
			31,471,472
Consumer Discretionary—16.0%
Comcast, Cl. A	152,500	[a]	3,989,400
Home Depot	185,000		7,825,500
Interpublic Group of Cos.	1,168	[a]	11,166
Liberty Media, Cl. A	350,143	[a]	2,874,674
News, Cl. A	400,876		6,658,550
Time Warner	169,200		2,840,868
TJX Cos.	175,700		4,360,874
WPP Group, ADR	51,000		3,060,000
			31,621,032
Consumer Staples—12.0%
Anheuser-Busch Cos.	101,200		4,328,324
Coca-Cola	112,700		4,718,749
Procter & Gamble	94,600		5,450,852
Wal-Mart Stores	197,200		9,315,728
			23,813,653
Energy—6.4%
Chevron	78,812		4,568,732
Exxon Mobil	132,000		8,033,520
			12,602,252
Financial—18.3%
American International Group	109,100		7,210,419
Berkshire Hathaway, Cl. B	1,134	[a]	3,415,608
Freddie Mac	77,500		4,727,500
JPMorgan Chase & Co.	118,500		4,934,340
Marsh & McLennan Cos.	66,800		1,961,248
Merrill Lynch & Co.	26,600		2,095,016
Morgan Stanley	64,700		4,064,454

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Financial (continued)
St. Paul Travelers Cos.	69,873	2,919,993
US Bancorp	161,300	4,919,650
		36,248,228
Health Care—6.0%
Johnson & Johnson	148,400	8,788,248
Pfizer	126,700	3,157,364
		11,945,612
Industrial—6.5%
Centex	15,800	979,442
DR Horton	30,000	996,600
General Electric	244,300	8,496,754
KB Home	14,900	968,202
Pulte Homes	38,500	1,479,170
		12,920,168
Information Technology—15.1%
Dell	145,600 [a]	4,333,056
Hewlett-Packard	95,700	3,148,530
International Business Machines	51,200	4,222,464
Microsoft	202,700	5,515,467
Nokia, ADR	392,200	8,126,384
Oracle	336,800 [a]	4,610,792
		29,956,693
Telecommunications—3.5%
AT & T	100,000	2,704,000
Verizon Communications	122,100	4,158,726
		6,862,726
Total Common Stocks
(cost $173,240,527)		197,441,836

10

Other Investment—.3%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $540,000)		540,000 [b]	540,000

Total Investments (cost $173,780,527)		100.0%	197,981,836
Liabilities, Less Cash and Receivables		(.0%)	(86,216)
Net Assets		100.0%	197,895,620

ADR—American Depository Receipts.
[a] Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary †
	Value (%)		Value (%)

Financial	18.3	Energy	6.4
Consumer Discretionary	16.0	Health Care	6.0
Banking	15.9	Telecommunications	3.5
Information Technology	15.1	Money Market Investment	.3
Consumer Staples	12.0
Industrial	6.5		100.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers			173,240,527		197,441,836
Affiliated issuers				540,000	540,000
Cash					93,811
Dividends and interest receivable					371,076
Receivable for shares of Beneficial Interest subscribed					125,897
Prepaid expenses					48,088
					198,620,708

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					219,993
Payable for shares of Beneficial Interest redeemed					412,882
Interest payable—Note 2					1,192
Accrued expenses					91,021
					725,088

Net Assets ($)					197,895,620

Composition of Net Assets ($):
Paid-in capital					167,471,425
Accumulated undistributed investment income—net					682,160
Accumulated net realized gain (loss) on investments					5,540,726
Accumulated net unrealized appreciation
(depreciation) on investments					24,201,309

Net Assets ($)					197,895,620

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	12,854,880	28,264,945	25,839,894	96,615,480 34,320,421
Shares Outstanding	589,667	1,329,025	1,207,722	4,361,669	1,572,040

Net Asset Value
Per Share ($)	21.80	21.27	21.40	22.15	21.83

See notes to financial statements.
12

STATEMENT OF OPERATIONS
Year Ended March 31, 2006

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers (net of $43,408 foreign taxes withheld at source)	4,433,835
Affiliated issuers	99,174
Income from securities lending	11,591
Total Income	4,544,600
Expenses:
Investment advisory fee—Note 3(a)	1,633,449
Distribution fees—Note 3(b)	528,317
Shareholder servicing costs—Note 3(c)	497,008
Registration fees	56,382
Professional fees	15,203
Prospectus and shareholders’ reports	15,042
Custodian fees—Note 3(c)	9,522
Interest expense—Note 2	3,133
Total Expenses	2,758,056
Investment Income—Net	1,786,544

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	14,488,460
Net unrealized appreciation (depreciation) on investments	777,874
Net Realized and Unrealized Gain (Loss) on Investments	15,266,334
Net Increase in Net Assets Resulting from Operations	17,052,878

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2006	2005[a,b]

Operations ($):
Investment income—net	1,786,544	1,901,989
Net realized gain (loss) on investments	14,488,460	12,849,677
Net unrealized appreciation
(depreciation) on investments	777,874	7,365,217
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,052,878	22,116,883

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(121,702)	(63,753)
Class B shares	—	(141,317)
Class C shares	(1,190)	(118,347)
Class R shares	(1,100,951)	(1,254,590)
Class T shares	(176,407)	(385,744)
Net realized gain on investments:
Class A shares	(991,532)	(165,026)
Class B shares	(2,159,890)	(763,985)
Class C shares	(1,910,604)	(625,287)
Class R shares	(7,487,399)	(2,425,097)
Class T shares	(2,646,103)	(1,005,755)
Total Dividends	(16,595,778)	(6,948,901)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	7,904,571	9,441,189
Class B shares	2,492,999	5,667,179
Class C shares	2,939,319	4,102,715
Class R shares	18,096,809	84,513,993
Class T shares	2,698,213	6,033,806
Net assets received in connection
with reorganization—Note 1:
Class B shares	—	11,484,393
Class C shares	—	6,716,277
Class R shares	—	375,577
Class T shares	—	17,645,705

14

		Year Ended March 31,

	2006	2005[a,b]

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	890,404	214,748
Class B shares	1,928,455	806,874
Class C shares	1,705,360	673,874
Class R shares	8,210,980	3,501,826
Class T shares	2,617,838	1,244,804
Cost of shares redeemed:
Class A shares	(4,497,913)	(1,202,976)
Class B shares	(9,190,736)	(5,335,156)
Class C shares	(6,058,715)	(5,928,816)
Class R shares	(43,555,376)	(15,887,374)
Class T shares	(11,809,446)	(25,843,908)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(25,627,238)	98,224,730
Total Increase (Decrease) in Net Assets	(25,170,138)	113,392,712

Net Assets ($):
Beginning of Period	223,065,758	109,673,046
End of Period	197,895,620	223,065,758
Undistributed investment income—net	682,160	295,866

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended March 31,

	2006	2005[a,b]

Capital Share Transactions:
Class A
Shares sold	359,341	440,792
Shares issued for dividends reinvested	41,521	9,708
Shares redeemed	(206,582)	(55,113)
Net Increase (Decrease) in Shares Outstanding	194,280	395,387

Class B
Shares sold	116,928	236,809
Shares issued in connection with reorganization—Note 1	—	564,344
Shares issued for dividends reinvested	92,007	37,398
Shares redeemed	(428,094)	(257,645)
Net Increase (Decrease) in Shares Outstanding	(219,159)	580,906

Class C
Shares sold	136,525	172,796
Shares issued in connection with reorganization—Note 1	—	327,943
Shares issued for dividends reinvested	80,899	31,099
Shares redeemed	(282,273)	(284,900)
Net Increase (Decrease) in Shares Outstanding	(64,849)	246,938

Class R
Shares sold	814,123	4,426,031
Shares issued in connection with reorganization—Note 1	—	17,817
Shares issued for dividends reinvested	377,373	156,780
Shares redeemed	(1,959,462)	(735,779)
Net Increase (Decrease) in Shares Outstanding	(767,966)	3,864,849

Class T
Shares sold	124,930	230,671
Shares issued in connection with reorganization—Note 1	—	848,351
Shares issued for dividends reinvested	121,860	56,590
Shares redeemed	(540,298)	(1,221,552)
Net Increase (Decrease) in Shares Outstanding	(293,508)	(85,940)

[a]	The fund commenced offering five classes of shares as of the close of business on April 30, 2004.The existing shares were redesignated and the fund added Class A shares.
[b]	Represents information for the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio through April 30, 2004.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, R and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio (“Intrinsic Value Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commened operations, substantially all of the assets of the Intrinsic Value Portfolio were transferred to the fund in exchange for Class B, C, R and T shares in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Year Ended March 31,

Class A Shares	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	21.81	20.80
Investment Operations:
Investment income—net [b]	.23	.19
Net realized and unrealized gain
(loss) on investments	1.57	1.51
Total from Investment Operations	1.80	1.70
Distributions:
Dividends from investment income—net	(.20)	(.19)
Dividends from net realized gain on investments	(1.61)	(.50)
Total Distributions	(1.81)	(.69)
Net asset value, end of period	21.80	21.81

Total Return (%) [c]	8.36	8.12[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07	1.32[d]
Ratio of net expenses to average net assets	1.07	1.32[d]
Ratio of net investment income
to average net assets	1.05	.77[d]
Portfolio Turnover Rate	47.57	69.29

Net Assets, end of period ($ X 1,000)	12,855	8,622

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,

Class B Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	21.31	20.67	14.50	19.65	19.35
Investment Operations:
Investment income (loss)—net	.03[a]	.06[a]	.00[b]	.05	(.02)
Net realized and unrealized
gain (loss) on investments	1.54	1.20	6.20	(5.16)	.81
Total from Investment Operations	1.57	1.26	6.20	(5.11)	.79
Distributions:
Dividends from investment income—net	—	(.11)	(.03)	(.04)	—
Dividends from net realized
gain on investments	(1.61)	(.51)	—	—	(.49)
Total Distributions	(1.61)	(.62)	(.03)	(.04)	(.49)
Net asset value, end of period	21.27	21.31	20.67	14.50	19.65

Total Return (%) [c]	7.45	6.07	42.79	(26.02)	4.17

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.96	2.01	2.32	2.43	2.75
Ratio of net expenses
to average net assets	1.96	2.00	2.00	2.00	2.00
Ratio of net investment income
(loss) to average net assets	.13	.29	.09	.45	(.07)
Portfolio Turnover Rate	47.57	69.29	53.78	52.98	20.60

Net Assets, end of period ($ X 1,000)	28,265	32,993	19,990	10,489	9,733

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.

See notes to financial statements.
18

		Year Ended March 31,

Class C Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	21.42	20.79	14.58	19.74	19.43
Investment Operations:
Investment income (loss)—net	.04[a]	.06[a]	.01	.06	(.01)
Net realized and unrealized
gain (loss) on investments	1.55	1.18	6.24	(5.18)	.81
Total from Investment Operations	1.59	1.24	6.25	(5.12)	.80
Distributions:
Dividends from investment income—net	(.00)[b]	(.10)	(.04)	(.04)	—
Dividends from net realized
gain on investments	(1.61)	(.51)	—	—	(.49)
Total Distributions	(1.61)	(.61)	(.04)	(.04)	(.49)
Net asset value, end of period	21.40	21.42	20.79	14.58	19.74

Total Return (%) [c]	7.52	5.97	42.86	(25.95)	4.20

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.92	2.00	2.32	2.43	2.75
Ratio of net expenses
to average net assets	1.92	1.98	2.00	2.00	2.00
Ratio of net investment income
to average net assets	.17	.30	.09	.44	.02
Portfolio Turnover Rate	47.57	69.29	53.78	52.98	20.60

Net Assets, end of period ($ X 1,000)	25,840	27,263	21,324	11,123	13,528

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,

Class R Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	22.12	21.43	14.97	20.17	19.67
Investment Operations:
Investment income—net	.27[a]	.31[a]	.16	.22	.11
Net realized and unrealized
gain (loss) on investments	1.61	1.21	6.47	(5.23)	.91
Total from Investment Operations	1.88	1.52	6.63	(5.01)	1.02
Distributions:
Dividends from investment income—net	(.24)	(.32)	(.17)	(.19)	(.03)
Dividends from net realized
gain on investments	(1.61)	(.51)	—	—	(.49)
Total Distributions	(1.85)	(.83)	(.17)	(.19)	(.52)
Net asset value, end of period	22.15	22.12	21.43	14.97	20.17

Total Return (%)	8.61	7.09	44.41	(24.92)	5.28

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88	.94	1.32	1.43	1.75
Ratio of net expenses
to average net assets	.88	.93	1.00	1.00	1.00
Ratio of net investment income
to average net assets	1.20	1.37	1.09	1.44	.92
Portfolio Turnover Rate	47.57	69.29	53.78	52.98	20.60

Net Assets, end of period ($ X 1,000)	96,615	113,478	27,109	20,931	22,341

† Represents information for Class Y shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.

[a] Based on average shares outstanding at each month end. See notes to financial statements.
20

		Year Ended March 31,

Class T Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	21.82	21.14	14.81	20.04	19.63
Investment Operations:
Investment income—net	.15[a]	.17[a]	.09	.14	.04
Net realized and unrealized
gain (loss) on investments	1.58	1.22	6.35	(5.26)	.87
Total from Investment Operations	1.73	1.39	6.44	(5.12)	.91
Distributions:
Dividends from investment income—net	(.11)	(.20)	(.11)	(.11)	(.01)
Dividends from net realized
gain on investments	(1.61)	(.51)	—	—	(.49)
Total Distributions	(1.72)	(.71)	(.11)	(.11)	(.50)
Net asset value, end of period	21.83	21.82	21.14	14.81	20.04

Total Return (%) [b]	8.02	6.55	43.53	(25.60)	4.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.42	1.50	1.82	1.93	2.25
Ratio of net expenses
to average net assets	1.42	1.48	1.50	1.50	1.50
Ratio of net investment income
to average net assets	.67	.79	.59	.93	.38
Portfolio Turnover Rate	47.57	69.29	53.78	52.98	20.60

Net Assets, end of period ($ X 1,000)	34,320	40,709	41,250	17,734	20,953

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Intrinsic Value Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund.The fund’s investment objective seeks capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

On April 30, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board and shareholders of Bear Stearns Insiders Select Fund (“Insiders Select Fund”), a series of The Bear Stearns Funds, all of the assets, subject to the liabilities, of Insiders Select Fund, were transferred to the fund in exchange for shares of beneficial interest of the fund’s Class B, Class C, Class R and Class T shares of equal value on the close of business on April 30, 2004. Holders of Class A shares of Insiders Select Fund received Class T shares of the fund, holders of Class B shares of Insiders Select Fund received Class B shares of the fund, holders of Class C shares of Insiders Select Fund received Class C shares of the fund and holders of Class Y shares of Insiders Select Fund received Class R shares of the fund, in each case in an amount equal to the aggregate net asset value of their investment in Insiders Select Fund at the time of the exchange. The net asset value of the fund’s shares on the close of business on April 30, 2004, after the reorganization, was $20.35 per share for Class B shares, $20.48 per share for Class C shares, $21.08 per share for Class R shares and $20.80 per share for Class T shares, and a total of 564,344 Class B shares, 327,943 Class C shares, 17,817 Class R shares and 848,351 Class T shares, representing

22

net assets of $11,484,393 Class B shares, $6,716,277 Class C shares, $375,577 Class R shares and $17,645,705 Class T shares (including $7,524,300 net unrealized appreciation on investments) were issued to Insiders Select Fund’s shareholders in the exchange.The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective on March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously main- tained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before February 28, 2006.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective on March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA “Rollover Accounts” with the distribu- tion proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

24

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code

26

of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At March 31, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,596,363, undistributed capital gains $5,931,384 and unrealized appreciation $22,896,448.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2006 and March 31, 2005 were as follows: ordinary income $5,475,113 and $2,296,643 and long-term capital gains $11,120,665 and $4,652,258, respectively.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the line of credit during the period ended March 31, 2006 was approximately $61,600, with a related weighted average annualized interest rate of 5.08% .

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25% of the value of the fund’s average daily net assets.

During the period ended March 31, 2006, the Distributor retained $15,992 and $4,973 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $79,260 and $7,041 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended March 31,2006, Class B, Class C and Class T shares were charged $231,903, $201,089 and $95,325, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institu-

28

tion or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2006, Class A, Class B, Class C and Class T shares were charged $30,724, $77,301, $67,029 and $95,325, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2006, the fund was charged $132,926 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2006, the fund was charged $9,522 pursuant to the custody agreement.

During the period ended March 31, 2006, the fund was charged $3,784 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $129,447, Rule 12b-1 distribution plan fees $42,413, shareholder services plan fees $22,059, custodian fees $3,320, chief compliance officer fees $1,910 and transfer agency per account fees $20,844.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2006, amounted to $101,532,004 and $141,975,661, respectively.

At March 31, 2006, the cost of investments for federal income tax purposes was $175,085,388; accordingly, accumulated net unrealized appreciation on investments was $22,896,448, consisting of $25,288,633 gross unrealized appreciation and $2,392,185 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

30

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Premier Intrinsic Value Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Intrinsic Value Fund (one of the funds comprising Dreyfus Premier Manager Funds I) as of March 31, 2006 and the related statement of operations for the year then ended, the changes in net assets and financial highlights for each of the two years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 2004 were audited by other auditors, whose report dated April 28, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of March 31, 2006 and confirmation of securities not held by the custodian by correspondence with oth-ers.We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Dreyfus Premier Intrinsic Value Fund at March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S generally accepted accounting principles.

New York, New York May 10, 2006

The Fund 31

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates $1.1746 per share as a long-term capital gain distribution paid on December 15, 2005. Also the fund hereby designates 95.01% of the ordinary dividends paid during the fiscal year ended March 31, 2006 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $4,632,126 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2007 of the percentage applicable to the preparation of their 2006 income tax returns.

32

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Board of Trustees meeting held on March 7, 2006, the Board unanimously approved the continuation of the fund’s Management Agreement, and Sub-Investment Advisory Agreement (the “Sub-Advisory Agreement,” and together with the Management Agreement, the “Agreements”) with Bear Stearns Asset Management, Inc. (the “Sub-Adviser”), for a one-year term ending March 30, 2007. The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Agreements, including performance and expense information for other investment companies with similar investment objective to the fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During their meeting, the Board discussed the proposed continuance of the Agreements with senior management personnel of the Manager.At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representative of the Manager was present, to continue their discussion of continuance of the Agreements. In determining to continue the Agreements, the Board considered all factors which they believed to be relevant.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of services provided to the fund by the Manager pursuant to the Management Agreement, and by the Sub-Adviser pursuant to the Sub-Advisory Agreement.The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund, as well as other funds in the Dreyfus fund complex, and the Manager’s

The Fund 33

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’ S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund as well as the fund’s asset size.

The Board members also considered the Manager’s and Sub-Adviser’s research and portfolio management capabilities and that the Manager also provides oversight of other day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure, as well as the Manager’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a performance universe, consisting of all funds with the same Lipper classification/objective, and a performance group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an expense universe, consisting of all funds with the same or similar Lipper classification/objective and a similar sales load structure, and an expense group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees, and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted that the fund was ranked in the fifth quintile among its performance group and performance universe for the one- and two-year periods ended January 31, 2006. The Board further noted that the fund’s long-term performance record was

34

strong, as evidenced by the fund being ranked first among its performance group and performance universe for the five-year period ended January 31, 2006, and the fact that the fund’s performance exceeded that of the S&P 500 Index for five out of the last six calendar years. The Board members discussed with management the fund’s investment strategy and the reasons for the fund’s underperformance compared to the Lipper group and universe for the one- and two-year periods. The Board members noted that the portfolio managers are very experienced with a superior long-term track record, and expressed their confidence in the portfolio management team.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the expense group and expense universe, noting, among other things, that the fund’s actual management fee was in the third and fourth quintile among its expense group and expense universe, respectively, while the fund’s actual total expense ratio was in the fourth quintile among the expense group and expense universe.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s and Sub-Adviser’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s or Sub-Adviser’s performance, as the case may be, and the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager or Sub-Adviser, as applicable, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

The Fund 35

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’ S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit, and the dollar amount of expenses allocated and profit received by the Sub-Adviser.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager and Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and reviewed the soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the fund was not profitable to the Manager for the time period reported.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to

36

continuation of the fund’s Agreements. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager and the Sub-Adviser are adequate and appropriate.
  The Board was satisfied with the fund’s overall long-term performance.
  The Board concluded that the fees paid by the fund to the Manager and the Sub-Adviser were reasonable in light of comparative per- formance and expense and advisory fee information, costs of ser- vices provided and profits to be realized and benefits derived or to be derived by the Manager or Bear Stearns from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the advisory fee rates charged to the fund and that, to the extent in the future it were to be determined that mate- rial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that approval of the fund’s Agreements was in the best interests of the fund and its shareholders.

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Service Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 185

———————
David P. Feldman (66) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director & Trustee
Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 56

———————

Ehud Houminer (65) Board Member (2003)

Principal Occupation During Past 5 Years:
  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 37
38

Gloria Messinger (76) Board Member (2003)
Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director

No. of Portfolios for which Board Member Serves: 26

———————

Anne Wexler (76) Board Member (2003)

Principal Occupation During Past 5 Years:
  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in govern- ment relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member T. John Szarkowski, Emeritus Board Member

The Fund 39

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

40

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 41

For More	Information

Dreyfus Premier	Custodian
Intrinsic Value Fund	Mellon Bank, N.A.
200 Park Avenue	One Mellon Bank Center
New York, NY 10166	Pittsburgh, PA 15258
Investment Advisor	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Sub-Investment Advisor	New York, NY 10166
Bear Stearns Asset	Distributor
Management Inc.	Dreyfus Service Corporation
383 Madison Avenue	200 Park Avenue
New York, NY 10179	New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
21	Notes to Financial Statements
30	Report of Independent Registered
Public Accounting Firm
31	Important Tax Information
32	Information About the Review and Approval
of the Fund’s Management Agreement
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
S&P STARS Opportunities Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier S&P STARS Opportunities Fund, covering the 12-month period from April 1, 2005, through March 31, 2006.

After posting relatively mild gains during much of 2005, U.S. stocks began to show signs of renewed vigor in the first quarter of 2006. As they have for some time, smaller-cap stocks rose more sharply than large-cap shares in this current market environment in which investors have responded positively to reports of continued economic growth and robust business fundamentals in most industry groups. In fact, it recently was announced that, over the final three months of last year, pretax corporate profits rose at the fastest pace since 1992.

While our chief economist, Richard Hoey, currently expects U.S. economic growth to continue, the economic expansion may begin to rely less on consumer spending and more on corporate capital investment, exports and non-residential construction. In addition, inflationary pressures may increase moderately due to tighter labor markets and robust demand for goods and services. Clearly, changes in the economic climate might benefit some types of companies and industries more than others. As always, we encourage you to talk with your financial advisor to discuss investment options that may be suitable for you in this environment.

For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation
April 17, 2006
2

DISCUSSION OF FUND PERFORMANCE

Fred Kuehndorf, Portfolio Manager

How did Dreyfus Premier S&P STARS Opportunities Fund perform relative to its benchmark?

For the 12-month period ended March 31, 2006, the fund produced total returns of 34.18% for Class A shares,33.44% for Class B shares,33.50% for Class C shares, 34.79% for Class R shares and 34.06% for Class T shares.1,2 In comparison, the fund’s benchmark, the S&P MidCap 400 Index (the “Index”), provided a 21.62% total return for the same period.3,4

Sustained economic growth, low inflation, rising corporate earnings and investors’ general preference for fast-growing companies helped drive midcap stocks sharply higher over the reporting period, enabling them to outperform their large-cap counterparts. The fund’s returns were higher than the Index, primarily due to the success of our security selection strategy in the health care, consumer discretionary, financials, materials and energy sectors.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor’s (S&P) analysts according to the Standard & Poor’s STock Appreciation Ranking System (or STARS). S&P’s research staff analyzes and ranks the stocks of approximately 1,500 issuers and evaluates their short- to intermediate-term (up to 12 months) appreciation potential.The fund’s portfolio manager will principally use STARS to identify common stocks in the highest 2 categories (four and five-STARS) for purchase and in the lowest 2 categories (one and two-STARS) for short-selling. This investment approach is designed to provide opportunities to achieve performance that exceeds the S&P MidCap 400 Index’s total return.The portfolio manager generally will select for the fund securities of companies that,at the time of purchase, have market capitalizations of under $7 billion or are components of either the S&P MidCap 400 Index or the S&P SmallCap 600 Index.

When selecting investments for the fund, the portfolio manager analyzes the stocks ranked by S&P analysts according to the STARS and selects those he believes have the best potential for capital appreciation. The

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

portfolio manager considers various factors including market segment, industry, earnings history, price-to-earnings ratio and management.

What other factors influenced the fund’s performance?

Midcap stocks continued to post higher returns than large-cap stocks during the reporting period, as investors’ appetite for risk remained robust in an environment of steady economic growth, persistently low inflation, rising corporate earnings and ample access to investment capital. These positive factors more than offset countervailing influences, including higher short-term interest rates and volatile energy prices.

Our two-tiered security selection strategy, in which evaluations of S&P analysts are complemented by our own fundamental research, worked well in the reporting period’s constructive environment, helping the fund participate in some of the midcap market’s stronger performers. In the health care sector, biotechnology firms Celgene and Gilead Sciences reported strong sales of new drugs to treat multiple melanoma and HIV/AIDS, respectively. Gilead Sciences also benefited from rising demand for its avian flu vaccine. In addition, Hologic, a maker of digital radiology systems,experienced widespread adoption of digital diagnostics that enable care-givers to share and manage images more efficiently.

Among consumer discretionary companies, apparel retailer Chicos FAS bolstered its financial results by offering the right casual and career fashions to women between ages 30 and 50, while electronics chain Best Buy saw a surge in sales of digital and flat-screen televisions. Renewed strength in the financial markets and greater mergers-and-acquisitions activity helped drive earnings gains for a number of financial companies, including online broker and lender E-Trade Financial, investment management conglomerate Affiliated Managers Group and investment bank Lehman Brothers Holdings.

Commodity-oriented companies also fared well, including steel manufacturer Nucor; titanium, steel and specialty metals producer Carpenter Technology; energy exploration and production company Burlington Resources; and natural gas producer XTO Energy. Burlington Resources was one of five fund holdings that were acquired by other companies during the reporting period.

Although disappointments during the reporting period proved to be relatively mild, some holdings in the consumer staples and information

4

technology areas lagged the averages. Chief among them were Spectrum Brands, which had trouble digesting recent acquisitions; U.S. Tobacco, where earnings fell short of expectations; and Shanda Interactive, which encountered heightened competition in the online gaming industry.

What is the fund’s current strategy?

We have continued to focus on companies that receive high rankings in the S&P Stock Appreciation Ranking System and pass muster after evaluation by our analysts. Recently, a number of midcap stocks have met our criteria in the health care and information technology sectors, while we have found fewer opportunities among consumer discretionary companies. While we recognize that the reporting period’s gains may not be sustainable over the long term, we nonetheless remain encouraged by evidence of continued economic expansion and sound business conditions for midcap companies.

April 17, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, which has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-year period ending May 1, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.The fund offers A, B, C, R and T shares, which are subject to different sales charges and distribution and servicing fees. Performance for each share class includes returns for the predecessor fund, and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market.
[4]	“Standard & Poor’s®,”“S&P STARS,”“S&P MidCap 400” and “STARS®” are trademarks of Standard and Poor’s and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by S&P and its affiliates and is not an index fund.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments.
There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
The above graph compares a $10,000 investment made in each of the Class A, Class B, Class C, Class R and Class T shares of Dreyfus Premier S&P STARS Opportunities Fund on 10/01/01 (inception date) to a $10,000 investment made in the Standard & Poor’s MidCap 400 Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
Effective May 1, 2004, Dreyfus Premier S&P STARS Opportunities Fund (the “fund”) commenced operations after all of the assets of a predecessor mutual fund that was advised by the fund’s current sub-investment adviser were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization. Class A,
B, C, R, and T shares are subject to different sales charges and distribution and servicing fees. Performance for each share class in the line graph above includes returns for the predecessor fund and the current applicable sales loads and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.The fund’s other share classes have achieved different returns.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charges on Class A and Class T shares, the applicable contingent deferred sales charge on Class B shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market and does not take into account charges, fees and other expenses.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.
6

Average Annual Total Returns as of 3/31/06

	Inception		From
	Date	1 Year	Inception

Class A shares
with maximum sales charge (5.75%)	10/1/01	26.46%	14.79%
without sales charge	10/1/01	34.18%	16.30%
Class B shares
with applicable redemption charge †	10/1/01	29.44%	15.43%
without redemption	10/1/01	33.44%	15.70%
Class C shares
with applicable redemption charge ††	10/1/01	32.50%	15.71%
without redemption	10/1/01	33.50%	15.71%
Class R shares	10/1/01	34.79%	16.82%
Class T shares
with applicable sales charge (4.5%)	10/1/01	28.05%	15.18%
without sales charge	10/1/01	34.06%	16.37%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class B, Class C, Class R and Class T shares shown in the table include the performance of the predecessor fund from October 1, 2001, to April 30, 2004, and are adjusted to reflect the applicable sales loads and expenses.The inception date and record for Class T shares (subject to Class A’s sales load) is used to calculate performance for Class A shares, which commenced operations on May 1, 2004.

† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to Class A shares.

The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier S&P STARS Opportunities Fund from October 1, 2005 to March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended March 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.75	$ 10.98	$ 10.98	$ 5.50	$ 8.24
Ending value (after expenses)	$1,205.20	$1,201.50	$1,202.00	$1,207.70	$1,204.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.09	$ 10.05	$ 10.05	$ 5.04	$ 7.54
Ending value (after expenses)	$1,017.90	$1,014.96	$1,014.96	$1,019.95	$1,017.45

† Expenses are equal to the fund’s annualized expense ratio of 1.41% for Class A, 2.00% for Class B, 2.00% for Class C, 1.00% for Class R and 1.50% for Class T; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
March 31, 2006

Common Stocks—92.6%	Shares		Value ($)

Consumer Discretionary—10.5%
Aeropostale	43,700	[a]	1,317,992
Best Buy	29,150		1,630,360
Chico’s FAS	56,250	[a]	2,286,000
Coach	56,900	[a]	1,967,602
Guitar Center	27,300	[a]	1,302,210
PetSmart	78,200		2,200,548
XM Satellite Radio Holdings, Cl. A	72,750	[a,b]	1,620,142
			12,324,854
Consumer Staples—.8%
Constellation Brands, Cl. A	38,850	[a]	973,192
Energy—10.6%
BJ Services	48,150		1,665,990
Burlington Resources	28,600		2,628,626
Consol Energy	33,450		2,480,652
ENSCO International	44,250		2,276,663
Williams Cos.	69,600		1,488,744
XTO Energy	43,700		1,904,009
			12,444,684
Finance—7.7%
Affiliated Managers Group	22,950	[a,b]	2,446,700
E*Trade Financial	110,950	[a]	2,993,431
Eaton Vance	63,350		1,734,523
Lehman Brothers Holdings	12,650		1,828,304
			9,002,958
Health Care—19.6%
Celgene	80,950	[a,b]	3,579,609
Community Health Systems	38,000	[a]	1,373,700
Coventry Health Care	27,600	[a]	1,489,848
Cytyc	71,000	[a]	2,000,780
Dentsply International	38,250		2,224,238
Endo Pharmaceuticals Holdings	66,650	[a]	2,186,787
Gilead Sciences	33,000	[a]	2,053,260
Hologic	51,750	[a]	2,864,362
Mylan Laboratories	96,650		2,261,610
PDL BioPharma	63,700	[a]	2,089,360
Teva Pharmaceutical Industries, ADR	22,039		907,571
			23,031,125

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial—9.3%
AMR	88,700 [a,b]	2,399,335
CH Robinson Worldwide	59,550	2,923,310
Manitowoc	38,000	3,463,700
WW Grainger	29,050	2,188,918
		10,975,263
Information Technology—19.2%
Adobe Systems	44,250	1,545,210
Amdocs	61,850 [a]	2,230,311
Arris Group	170,500 [a]	2,346,080
Brooks Automation	158,400 [a]	2,255,616
Citrix Systems	63,350 [a]	2,400,965
Ingram Micro, Cl. A	114,700 [a]	2,294,000
Lam Research	44,250 [a]	1,902,750
McAfee	55,800 [a]	1,357,614
Powerwave Technologies	138,950 [a]	1,874,435
Satyam Computer Services, ADR	48,500	2,122,360
Semtech	120,150 [a]	2,149,483
		22,478,824
Materials—10.9%
AK Steel Holding	181,400 [a,b]	2,721,000
Carpenter Technology	25,300	2,391,356
FMC	35,200	2,181,696
Nucor	31,600	3,311,364
Smurfit-Stone Container	163,850 [a]	2,223,444
		12,828,860
Telecommunication Services—2.2%
CenturyTel	65,550	2,564,316
Utilities—1.8%
AES	124,550 [a]	2,124,823
Total Common Stocks
(cost $80,151,341)		108,748,899

10

Other Investment—6.6%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,695,000)		7,695,000 [c]	7,695,000

Investment of Cash Collateral
for Securities Loaned—4.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,999,400)		4,999,400 [c]	4,999,400

Total Investments (cost $92,845,741)		103.5%	121,443,299

Liabilities, Less Cash and Receivables		(3.5%)	(4,095,289)

Net Assets		100.0%	117,348,010

ADR—American Depository Receipts.
[a]	Non-income producing security.
[b]	All or a portion of these securities are on loan. At March 31, 2006, the total market value of the fund’s securities on
	loan is $4,931,114 and the total market value of the collateral held by the fund is $4,999,400.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary †
	Value (%)		Value (%)

Health Care	19.6	Industrial	9.3
Information Technology	19.2	Finance	7.7
Materials	10.9	Telecommunication Services	2.2
Money Market Investments	10.9	Utilities	1.8
Energy	10.6	Consumer Staples	.8
Consumer Discretionary	10.5		103.5

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006

				Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $4,931,114)—Note 1(b):
Unaffiliated issuers				80,151,341	108,748,899
Affiliated issuers				12,694,400	12,694,400
Cash					1,787,313
Receivable for shares of Beneficial Interest subscribed					2,224,344
Dividends and interest receivable					75,466
Prepaid expenses					33,749
					125,564,171

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					103,256
Liability for securities on loan—Note 1(b)					4,999,400
Payable for investment securities purchased					2,980,506
Payable for shares of Beneficial Interest redeemed					30,355
Payable for license fee					29,370
Accrued expenses					73,274
					8,216,161

Net Assets ($)					117,348,010

Composition of Net Assets ($):
Paid-in capital					86,504,721
Accumulated net realized gain (loss) on investments					2,245,731
Accumulated net unrealized appreciation
(depreciation) on investments					28,597,558

Net Assets ($)					117,348,010

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	29,991,706	24,459,441	29,056,530	11,441,789	22,398,544
Shares Outstanding	1,311,311	1,095,135	1,300,926	490,130	976,667

Net Asset Value
Per Share ($)	22.87	22.33	22.34	23.34	22.93

See notes to financial statements.

12

STATEMENT OF OPERATIONS Year Ended March 31, 2006
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	263,097
Affiliated issuers	83,855
Interest	21,912
Income from securities lending	2,168
Total Income	371,032
Expenses:
Management fees—Note 3(a)	423,166
Distribution fees—Note 3(b)	298,308
Shareholder servicing costs—Note 3(c)	236,936
License fee—Note 3(a)	87,970
Registration fees	72,225
Professional fees	34,566
Prospectus and shareholders’ reports	20,660
Custodian fees—Note 3(c)	5,122
Dividends on securities sold short	1,750
Trustees’ fees and expenses—Note 3(d)	631
Miscellaneous	14,938
Total Expenses	1,196,272
Less—reduction in expenses
due to undertakings—Note 3(a)	(136,580)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(923)
Net Expenses	1,058,769
Investment (Loss)—Net	(687,737)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Long transactions	4,050,447
Short sale transactions	(196,398)
Net Realized Gain (Loss)	3,854,049
Net unrealized appreciation (depreciation) on investments	16,142,859
Net Realized and Unrealized Gain (Loss) on Investments	19,996,908
Net Increase in Net Assets Resulting from Operations	19,309,171

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2006	2005[a,b]

Operations ($):
Investment (loss)—net	(687,737)	(592,458)
Net realized gain (loss) on investments	3,854,049	(872,302)
Net unrealized appreciation
(depreciation) on investments	16,142,859	7,285,370
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,309,171	5,820,610

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	(55,089)	—
Class B shares	(196,344)	(169,277)
Class C shares	(136,040)	(115,699)
Class R shares	(24,263)	(6,576)
Class T shares	(189,111)	(203,638)
Total Dividends	(600,847)	(495,190)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	27,777,245	415,854
Class B shares	4,425,623	698,298
Class C shares	15,225,480	481,739
Class R shares	10,291,172	71,466
Class T shares	2,968,619	737,365
Dividends reinvested:
Class A shares	45,848	—
Class B shares	173,156	152,236
Class C shares	126,271	110,033
Class R shares	22,964	5,782
Class T shares	175,137	193,719
Cost of shares redeemed:
Class A shares	(475,216)	(6,108)
Class B shares	(3,103,831)	(3,773,829)
Class C shares	(1,973,584)	(3,921,066)
Class R shares	(324,584)	(419,495)
Class T shares	(4,033,630)	(7,982,478)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	51,320,670	(13,236,484)
Total Increase (Decrease) in Net Assets	70,028,994	(7,911,064)

Net Assets ($):
Beginning of Period	47,319,016	55,230,080
End of Period	117,348,010	47,319,016

14

		Year Ended March 31,

	2006	2005[a,b]

Capital Share Transactions:
Class A [c]
Shares sold	1,305,873	25,957
Shares issued for dividends reinvested	2,292	—
Shares redeemed	(22,449)	(362)
Net Increase (Decrease) in Shares Outstanding	1,285,716	25,595

Class B [c]
Shares sold	228,175	45,439
Shares issued for dividends reinvested	8,848	10,624
Shares redeemed	(167,499)	(249,120)
Net Increase (Decrease) in Shares Outstanding	69,524	(193,057)

Class C
Shares sold	726,853	31,302
Shares issued for dividends reinvested	6,453	7,678
Shares redeemed	(106,963)	(260,121)
Net Increase (Decrease) in Shares Outstanding	626,343	(221,141)

Class R
Shares sold	481,685	4,427
Shares issued for dividends reinvested	1,126	393
Shares redeemed	(15,612)	(27,694)
Net Increase (Decrease) in Shares Outstanding	467,199	(22,874)

Class T
Shares sold	148,502	47,392
Shares issued for dividends reinvested	8,731	13,295
Shares redeemed	(209,029)	(518,686)
Net Increase (Decrease) in Shares Outstanding	(51,796)	(457,999)

[a]	The fund commenced offering five classes of shares as of the close of business April 30, 2004.The existing shares were redesignated and the fund added Class A shares.
[b]	Represents information for predecessor, Bear Stearns S&P STARS Opportunities Portfolio through April 30, 2004.
[c]	During the period ended March 31, 2006, 14 Class B shares representing $268 were automatically converted to
13 Class A shares and during the period ended March 31, 2005, there were no shares converted from Class B to
Class A shares.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, R and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio (“S&P STARS Opportunities Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commenced operations, all of the assets of the S&P STARS Opportunities Portfolio were transferred to the fund in exchange for Class B, C, R and T shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and fund’s predecessor’s financial statements.

	Year Ended March 31,

Class A Shares	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	17.21	14.40
Investment Operations:
Investment (loss)—net [b]	(.13)	(.11)
Net realized and unrealized
gain (loss) on investments	5.98	2.92
Total from Investment Operations	5.85	2.81
Distributions:
Dividends from net realized gain on investments	(.19)	—
Net asset value, end of period	22.87	17.21

Total Return (%) [c]	34.18	19.51[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.43	1.29[d]
Ratio of net expenses to average net assets	1.43	1.29[d]
Ratio of net investment (loss)
to average net assets	(.73)	(.71)[d]
Portfolio Turnover Rate	32.78	66.27

Net Assets, end of period ($ X 1,000)	29,992	441

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

16

		Year Ended March 31,

Class B Shares †	2006	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	16.90	15.04	10.40	14.23	12.00
Investment Operations:
Investment (loss)—net	(.26)[b]	(.22)[b]	(.20)	(.18)	(.06)
Net realized and unrealized
gain (loss) on investments	5.88	2.22	4.84	(3.48)	2.29
Total from Investment Operations	5.62	2.00	4.64	(3.66)	2.23
Distributions:
Dividends from net realized
gain on investments	(.19)	(.14)	—	(.17)	—
Net asset value, end of period	22.33	16.90	15.04	10.40	14.23

Total Return (%) [c]	33.44	13.50	44.62	(25.79)	18.58[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.26	2.41	2.61	2.44	2.85[e]
Ratio of net expenses
to average net assets	2.00	1.95	2.00	2.00	2.00[e]
Ratio of net investment (loss)
to average net assets	(1.40)	(1.40)	(1.36)	(1.42)	(1.48)[e]
Portfolio Turnover Rate	32.78	66.27	225.79	174.82	66.89

Net Assets, end of period ($ X 1,000)	24,459	17,329	18,331	14,784	21,094

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,

Class C Shares †	2006	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	16.90	15.05	10.40	14.23	12.00
Investment Operations:
Investment (loss)—net	(.26)[b]	(.22)[b]	(.20)	(.18)	(.06)
Net realized and unrealized
gain (loss) on investments	5.89	2.21	4.85	(3.48)	2.29
Total from Investment Operations	5.63	1.99	4.65	(3.66)	2.23
Distributions:
Dividends from net realized
gain on investments	(.19)	(.14)	—	(.17)	—
Net asset value, end of period	22.34	16.90	15.05	10.40	14.23

Total Return (%) [c]	33.50	13.42	44.71	(25.79)	18.58[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.23	2.41	2.61	2.44	2.85[e]
Ratio of net expenses
to average net assets	2.00	1.95	2.00	2.00	2.00[e]
Ratio of net investment (loss)
to average net assets	(1.38)	(1.46)	(1.36)	(1.42)	(1.43)[e]
Portfolio Turnover Rate	32.78	66.27	225.79	174.82	66.89

Net Assets, end of period ($ X 1,000)	29,057	11,398	13,483	11,638	16,412

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

18

		Year Ended March 31,

Class R Shares †	2006	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	17.48	15.41	10.56	14.30	12.00
Investment Operations:
Investment (loss)—net	(.06)[b]	(.08)[b]	(.06)	(.08)	(.02)
Net realized and unrealized
gain (loss) on investments	6.11	2.29	4.91	(3.49)	2.32
Total from Investment Operations	6.05	2.21	4.85	(3.57)	2.30
Distributions:
Dividends from net realized
gain on investments	(.19)	(.14)	—	(.17)	—
Net asset value, end of period	23.34	17.48	15.41	10.56	14.30

Total Return (%)	34.79	14.54	45.93	(25.03)	19.17[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.18	1.44	1.61	1.44	1.85[d]
Ratio of net expenses
to average net assets	1.00	.99	1.00	1.00	1.00[d]
Ratio of net investment (loss)
to average net assets	(.32)	(.51)	(.36)	(.45)	(.40)[d]
Portfolio Turnover Rate	32.78	66.27	225.79	174.82	66.89

Net Assets, end of period ($ X 1,000)	11,442	401	706	758	2,522

† Represents information for Class Y shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,

Class T Shares †	2006	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	17.26	15.28	10.49	14.27	12.00
Investment Operations:
Investment (loss)—net	(.17)[b]	(.15)[b]	(.14)	(.12)	(.04)
Net realized and unrealized
gain (loss) on investments	6.03	2.27	4.93	(3.49)	2.31
Total from Investment Operations	5.86	2.12	4.79	(3.61)	2.27
Distributions:
Dividends from net realized
gain on investments	(.19)	(.14)	—	(.17)	—
Net asset value, end of period	22.93	17.26	15.28	10.49	14.27

Total Return (%) [c]	34.06	14.14	45.66	(25.36)	18.92[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.76	1.94	2.11	1.94	2.35[e]
Ratio of net expenses
to average net assets	1.50	1.42	1.50	1.50	1.50[e]
Ratio of net investment (loss)
to average net assets	(.90)	(.94)	(.86)	(.92)	(.90)[e]
Portfolio Turnover Rate	32.78	66.27	225.79	174.82	66.89

Net Assets, end of period ($ X 1,000)	22,399	17,751	22,710	20,521	30,004

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.

[a]	From October 1, 2001 (commencement of operations) to March 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier S&P STARS Opportunities Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund.The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

Effective on March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before February 28, 2006.
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective on March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA “Rollover Accounts” with the distrib- ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.
22

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of secu-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

rities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

24

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At March 31, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $2,319,636 and unrealized appreciation $28,523,653.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2006 and March 31, 2005 were as follows: long-term capital gains $600,847 and $495,190, respectively.

During the period ended March 31, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed investment income-net by $687,737 and decreased paid-in capital by the same amount. Net assets were not affected by this reclassification.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended March 31, 2006, the fund did not borrow under the line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-year period ending May 1, 2006, so that the expenses of each such class, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $136,580 during the period ended March 31, 2006.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

During the period ended March 31, 2006, the Distributor retained $29,294 and $2,827 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $48,998 and $2,019 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and

26

.25% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2006, Class B, Class C and Class T shares were charged $146,115, $104,715 and $47,478, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2006, Class A, Class B, Class C and Class T shares were charged $13,535, $48,705, $34,905 and $47,478, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2006, the fund was charged $63,989 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2006, the fund was charged $5,122 pursuant to the custody agreement.

During the period ended March 31, 2006, the fund was charged $3,784 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $60,747, Rule 12b-1 distribution plan fees $34,487, shareholder services plan fees $19,527, custodian fees $342, chief compliance officer

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

fees $1,910 and transfer agency per account fees $13,420, which are offset against an expense reimbursement currently in effect in the amount of $27,177.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended March 31, 2006:

	Purchases ($)	Sales ($)

Long transactions	61,413,073	19,566,393
Short sale transactions	1,412,905	1,001,772
Total	62,825,978	20,568,165

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position.At March 31, 2006, there were no securities sold short outstanding.

28

At March 31, 2006, the cost of investments for federal income tax purposes was $92,919,646; accordingly, accumulated net unrealized appreciation on investments was $28,523,653, consisting of $29,117,310 gross unrealized appreciation and $593,657 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier S&P STARS Opportunities Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier S&P STARS Opportunities Fund (one of the funds comprising Dreyfus Premier Manager Funds I) as of March 31, 2006 and the related statement of operations for the year then ended, the changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period then ended March 31, 2004 were audited by other auditors, whose report dated April 28, 2004 expressed an unqualified opinion on such financial highlights. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of March 31, 2006 and confirmation of securities not held by the custodian by correspondence with oth-ers.We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Dreyfus Premier S&P STARS Opportunities Fund at March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S generally accepted accounting principles.

New York, New York May 10, 2006
30

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates $.1940 per share as a long-term capital gain distribution paid on December 7, 2005.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Board of Trustees meeting held on March 7, 2006, the Board unanimously approved the continuation of the fund’s Management Agreement for a one-year term ending March 30, 2007. The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Management Agreement, including performance and expense information for other investment companies with similar investment objective to the fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During their meeting, the Board discussed the proposed continuance of the Management Agreement with senior management personnel of the Manager.At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representative of the Manager was present, to continue their discussion of continuance of the Management Agreement. In determining to continue the Management Agreement,the Board considered all factors which they believed to be relevant.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund, as well as other funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board members also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and

32

administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a performance universe, consisting of all funds with the same Lipper classification/objective, and a performance group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an expense universe, consisting of all funds with the same or similar Lipper classification/objective and a similar sales load structure, and an expense group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees, and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted that the fund was ranked in the first quintile among its performance group and performance universe for the one-, two-, and three-year periods ended January 31, 2006. The Board further noted that the fund was ranked first among funds in the performance group for the one-, two-, and four-year periods ended January 31, 2006.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the expense group and expense universe, noting, among other things, that the fund’s actual management fee was in the first quintile among its expense group and expense universe, while the fund’s total expenses were in the first quintile among the expense group and the third quintile among the expense universe.The Board further noted that

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL

OF THE FUND’ S MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund’s management fee and actual total expense ratio were lower than the medians of the expense universe and the expense group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through inter-mediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance, and the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. It was noted that economies of scale also could be realized through an adviser’s reinvestment of money back into its business for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent,

34

and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies.It was noted that the fund was not profitable to the Manager for the time period reported.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 185

———————
David P. Feldman (66) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director & Trustee
Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 56

———————

Ehud Houminer (65) Board Member (2003)

Principal Occupation During Past 5 Years:
  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 37

36

Gloria Messinger (76) Board Member (2003)
Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director

No. of Portfolios for which Board Member Serves: 26

———————

Anne Wexler (76) Board Member (2003)

Principal Occupation During Past 5 Years:
  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member T. John Szarkowski, Emeritus Board Member

The Fund 37

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since June 2003.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since June 2003.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since June 2003.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

38

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since June 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since June 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since June 2003.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since June 2003.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 39

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
S&P STARS	Dividend Disbursing Agent
Opportunities Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
21	Notes to Financial Statements
30	Report of Independent Registered
Public Accounting Firm
31	Information About the Review and Approval
of the Fund’s Management Agreement
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
S&P STARS Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier S&P STARS Fund, covering the 12-month period from April 1, 2005, through March 31, 2006.

After posting relatively mild gains during much of 2005, U.S. stocks began to show signs of renewed vigor in the first quarter of 2006. As they have for some time, smaller-cap stocks rose more sharply than large-cap shares in this current market environment in which investors have responded positively to reports of continued economic growth and robust business fundamentals in most industry groups. In fact, it recently was announced that, over the final three months of last year, pretax corporate profits rose at the fastest pace since 1992.

While our chief economist, Richard Hoey, currently expects U.S. economic growth to continue, the economic expansion may begin to rely less on consumer spending and more on corporate capital investment, exports and non-residential construction. In addition, inflationary pressures may increase moderately due to tighter labor markets and robust demand for goods and services. Clearly, changes in the economic climate might benefit some types of companies and industries more than others. As always, we encourage you to talk with your financial advisor to discuss investment options that may be suitable for you in this environment.

For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Robert S. Natale, CFA, Portfolio Manager

How did Dreyfus Premier S&P STARS Fund perform relative to
its benchmark?

For the 12-month period ended March 31, 2006, the fund produced total returns of 20.24% for Class A shares, 19.32% for Class B shares, 19.28% for Class C shares, 20.66% for Class R shares and 19.91% for Class T shares.1,2 This compares with the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of 11.72% for the same period.3

Despite rising interest rates and volatile energy prices, stock prices generally rose during the reporting period on the strength of a growing U.S. economy, low inflation and robust corporate earnings. The fund substantially outperformed its benchmark, due mainly to the success of our stock selection strategies, which produced especially attractive results in the industrials, materials and telecommunications services areas.

What is the fund’s investment approach?

The fund seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.To pursue this goal, generally, the fund invests at least 85% of its total assets in U.S. common stocks and U.S. dollar-denominated American Depositary Receipts that are listed on U.S. exchanges that, at the time of initial purchase, were ranked five-or four-STARS, or at the time of short sale were ranked one- or two-STARS, according to the Standard & Poor’s STock Appreciation Ranking System (or STARS).

S&P’s research staff analyzes and ranks the stocks of approximately 1,500 issuers,and evaluates their short- to intermediate-term (up to 12 months) appreciation potential in one of five categories, from a top rating of 5-STARS (Buy) to a low rating of 1-STARS (Sell).The portfolio manager generally uses STARS to identify common stocks in the highest category (5- and 4-STARS) for purchase, and in the lowest category (1- and 2-STARS) for occasional short selling.“Short selling” refers to a strategy in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

which the fund sells a security it has borrowed in anticipation of repurchasing it at a lower price in the future, thereby realizing a gain.

The fund’s management team independently analyzes the stocks ranked by S&P analysts according to the STARS system and identifies for purchase those highly ranked stocks it believes have the greatest potential to achieve growth and be acquired at a reasonable price.

What other factors influenced the fund’s performance?

Our security selection strategies helped the fund achieve strong absolute and relative performance in all 10 of the S&P 500 Index’s industry groups. From a theme perspective, the fund benefited from a shift midway through the reporting period away from consumer-oriented areas, such as consumer discretionary and consumer staples, toward industry groups that are more leveraged to businesses, such as technology. Our decision to place greater emphasis on enterprise-driven sectors was the result of our top-down research, which suggested to us that higher interest rates and energy costs might put pressure on consumer spending, while corporations had amassed cash reserves that they likely would spend on products and services to support their growth.

Within each of the benchmark’s industry groups, we attempted to identify leading companies with strong earnings growth prospects selling at reasonable valuations. Our security selection strategy proved successful in a number of areas during the reporting period. In the materials sector, Allegheny Technologies, a supplier of specialty materials for the next generation of aircraft, announced strong earnings gains. In the technology area, fund holdings during the period such as financial information provider Bankrate, online advertising leader ValueClick and technology information aggregator CNET Networks each are leaders in their respective niche markets. In each case, we were relatively early in identifying these opportunities, which gained value as business fundamentals improved for internet advertising driven companies.Another major contributor to the fund’s returns came from the financials sector, where asset manager Affiliated Managers Group benefited from better conditions in the financial markets.

Disappointments during the reporting period proved to be relatively mild. Some of the fund’s holdings reported earnings that fell short of expectations, including online gaming company Shanda Interactive

4

Entertainment, specialty chemicals producer CYTEC Industries, semiconductors manufacturer International Rectifier and retailer Petco Animal Supplies. In each case, we sold the fund’s position soon after the companies strayed from our original expectations at purchase.

What is the fund’s current strategy?

We have continued to employ our two-tier investment approach, which combines the work of S&P’s research staff with our own top-down and bottom-up research. In our view, large-cap stocks appear poised to benefit from probable changes in key economic and market cycles, including the end of the Federal Reserve Board’s interest rate hikes, the end of a six-year period of outperformance for small-cap stocks and the end of a similarly long period of relatively strong returns for value-oriented stocks.We have positioned the fund to participate in the industries and companies that we regard as most likely to benefit from these changes.

April 17, 2006

The fund may engage in short-selling trading, which involves selling a security it does not own in anticipation that the security’s price will decline and may expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, which has contractually agreed to waive receipt of its fees and/or assume the expenses of Classes B, C, R and T for the two-year period ending May 1, 2006, at which time it may be extended, terminated or modified.
Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund that was advised by the fund’s current sub-investment adviser were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004. Class A, B,
C and T shares are subject to different sales charges and distribution and servicing fees. Performance for each share class includes returns for the predecessor fund and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.
[3]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
“Standard & Poor’s®,”“S&P®” and “STARS®” are trademarks of Standard and Poor’s and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by S&P and is not an index fund.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class R and Class T shares of
Dreyfus Premier S&P STARS Fund on 03/31/96 to a $10,000 investment made in the Standard & Poor’s 500
Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
Performance for Class B shares will vary from the performance of Class A, Class C, Class R and Class T shares shown above due to differences in charges and expenses.
Effective May 1, 2004, Dreyfus Premier S&P STARS Fund (the “fund”) commenced operations after all of the assets of a predecessor mutual fund that was advised by the fund’s current sub-investment adviser were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization. Class A, B, C, R and T shares are subject to different sales charges and distribution and servicing fees. Performance for each share class in the line graph above includes returns for the predecessor fund and the current applicable sales loads and reflects current distribution and servicing fees in effect only since the reorganization date.The predecessor fund’s Class A shares were reorganized into
Class T shares of the fund, and were subject to a distribution fee (reflected in the predecessor fund’s return only) that the fund’s Class A shares are not.The fund’s other share classes have achieved different returns.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charges on Class A and Class T shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged index of U.S. stock market performance.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.
6

Average Annual Total Returns as of 3/31/06

	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class A shares
with maximum sales charge (5.75%)		13.33%	0.82%	10.06%
without sales charge		20.24%	2.02%	10.71%
Class B shares
with applicable redemption charge †	1/5/98	15.32%	1.06%	—	7.64%††
without redemption	1/5/98	19.32%	1.44%	—	7.64%††
Class C shares
with applicable redemption charge †††		18.28%	1.43%	10.12%
without redemption		19.28%	1.43%	10.12%
Class R shares		20.66%	2.54%	11.27%
Class T shares
with applicable sales charge (4.5%)		14.53%	1.01%	10.16%
without sales charge		19.91%	1.94%	10.67%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class C and Class T shares shown in the table include the performance of the prede-
cessor fund from April 5, 1995, to April 30, 2004, for Class B from January 5, 1998, to April 30, 2004, and for
Class R from August 7, 1995, to April 30, 2004, and are adjusted to reflect the applicable sales loads and expenses.
The inception date and record for Class T shares (subject to Class A’s sales load) is used to calculate performance for
Class A shares, which commenced operations on May 1, 2004.

† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to Class A shares.

Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier S&P STARS Fund from October 1, 2005 to March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended March 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.30	$ 10.48	$ 10.48	$ 4.89	$ 7.87
Ending value (after expenses)	$1,106.80	$1,102.00	$1,102.10	$1,108.10	$1,104.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.04	$ 10.05	$ 10.05	$ 4.68	$ 7.54
Ending value (after expenses)	$1,018.95	$1,014.96	$1,014.96	$1,020.29	$1,017.45

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 2.00% for Class B, 2.00% for Class C, .93% for Class R and 1.50% for Class T; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
March 31, 2006

Common Stocks—100.2%	Shares		Value ($)

Consumer Discretionary—13.0%
Abercrombie & Fitch, Cl. A	450,000		26,235,000
Denny’s	4,920,000	[a,b,c]	23,419,200
Home Depot	615,000		26,014,500
PetSmart	1,160,000		32,642,400
Target	460,000		23,924,600
Univision Communications, Cl. A	840,000	[a,b]	28,954,800
			161,190,500
Consumer Staples—4.6%
Constellation Brands, Cl. A	1,240,000	[b]	31,062,000
Procter & Gamble	440,000		25,352,800
			56,414,800
Energy—11.1%
Canadian Natural Resources	430,000		23,817,700
Devon Energy	400,000	[a,b]	24,468,000
Exxon Mobil	450,000		27,387,000
Noble	420,000		34,062,000
Occidental Petroleum	300,000		27,795,000
			137,529,700
Financial—15.7%
Affiliated Managers Group	330,000	[a,b]	35,181,300
Bank of America	610,000		27,779,400
CIT Group	470,000		25,154,400
Citigroup	610,000		28,816,400
Hartford Financial Services Group	310,000		24,970,500
Lehman Brothers Holdings	180,800		26,131,024
Merrill Lynch & Co.	340,000		26,778,400
			194,811,424
Health Care—17.7%
Amylin Pharmaceuticals	400,000	[a,b]	19,580,000
Boston Scientific	1,020,000	[a,b]	23,511,000
Fisher Scientific International	450,000	[b]	30,622,500
Genentech	300,000	[b]	25,353,000
Invitrogen	375,000	[a,b]	26,298,750

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Novartis, ADR	460,000	25,502,400
Renovis	660,000 [a,b]	14,071,200
Teva Pharmaceutical Industries, ADR	670,000	27,590,600
WellPoint	350,000 [b]	27,100,500
		219,629,950
Industrial—6.4%
Cintas	580,000 [a]	24,719,600
Ingersoll-Rand, Cl. A	660,000	27,581,400
WW Grainger	360,000	27,126,000
		79,427,000
Information Technology—24.4%
Cisco Systems	1,460,000 [b]	31,638,200
CNET Networks	2,010,000 [b]	28,562,100
EMC/Massachusetts	1,890,000 [b]	25,760,700
Emcore	370,000 [a,b]	3,781,400
Fiserv	560,000 [b]	23,828,000
Ingram Micro, Cl. A	1,290,000 [b]	25,800,000
Microsoft	1,000,000	27,210,000
Oracle	2,000,000 [b]	27,380,000
Seagate Technology	960,000	25,276,800
Texas Instruments	830,000	26,950,100
Valueclick	1,610,000 [b]	27,241,200
Xilinx	1,175,000	29,915,500
		303,344,000
Materials—2.8%
Allegheny Technologies	570,000	34,872,600
Telecommunication Services—2.3%
Broadwing	1,900,000 [a,b]	28,006,000
Utilities—2.2%
AES	1,580,000 [a,b]	26,954,800
Total Common Stocks
(cost $1,039,976,265)		1,242,180,774

10

Investment of Cash Collateral
for Securities Loaned—1.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $21,904,704)	21,904,704 [d]	21,904,704

Total Investments (cost $1,061,880,969)	102.0%	1,264,085,478
Liabilities, Less Cash and Receivables	(2.0%)	(24,973,960)
Net Assets	100.0%	1,239,111,518

ADR—American Depository Receipts.
[a] All or a portion of these securities are on loan. At March 31, 2006, the total market value of the funds’s securities on loan is $20,829,627 and the total market value of the collateral held by the fund is $21,904,704.
[b] Non-income producing security.
[c] Investment in non-controlled affiliates (cost $22,005,225)-See note 1(c).
[d] Investment in affiliated money market mutual fund.

Portfolio Summary †

	Value (%)		Value (%)

Information Technology	24.4	Consumer Staples	4.6
Health Care	17.7	Materials	2.8
Financial	15.7	Telecommunication Services	2.3
Consumer Discretionary	13.0	Utilities	2.2
Energy	11.1	Money Market Investments	1.8
Industrial	6.4		102.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006

				Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $20,829,627)—Note 1(b):
Unaffiliated issuers			1,017,971,040		1,218,761,574
Affiliated issuers				43,909,929	45,323,904
Receivable for investment securities sold					19,986,199
Dividends receivable					544,349
Receivable for shares of Beneficial Interest subscribed					430,618
Prepaid expenses					57,455
					1,285,104,099

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					1,693,492
Cash overdraft due to Custodian					332,363
Liability for securities on loan—Note 1(b)					21,904,704
Payable for investment securities purchased					19,041,127
Payable for shares of Beneficial Interest redeemed					1,591,644
Bank loan payable					250,000
Interest payable					9,075
Accrued expenses					1,170,176
					45,992,581

Net Assets ($)					1,239,111,518

Composition of Net Assets ($):
Paid-in capital					1,724,842,361
Accumulated net realized gain (loss) on investments					(687,935,352)
Accumulated net unrealized appreciation (depreciation) on investments					202,204,509

Net Assets ($)					1,239,111,518

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	35,578,111	357,315,201	255,989,846	153,020,847	437,207,513
Shares Outstanding	1,156,064	12,203,343	8,748,889	4,738,213	14,261,244

Net Asset Value
Per Share ($)	30.78	29.28	29.26	32.30	30.66
See notes to financial statements.

12

STATEMENT OF OPERATIONS
Year Ended March 31, 2006

Investment Income ($):
Income:
Cash dividends (net of $246,949 foreign taxes withheld at source):
Unaffiliated issuers	9,667,594
Affiliated issuers	64,012
Income on securities lending	172,472
Total Income	9,904,078
Expenses:
Investment advisory fees—Note 3(a)	8,703,887
Distribution fees—Note 3(b)	5,637,831
Shareholder servicing costs—Note 3(c)	4,635,168
License fee—Note 3(a)	1,990,358
Custodian fees—Note 3(c)	91,717
Interest expense—Note 2	85,843
Prospectus and shareholders’ reports	78,582
Registration fees	77,933
Professional fees	70,509
Trustees’ fees and expenses—Note 3(d)	18,514
Miscellaneous	62,520
Total Expenses	21,452,862
Less—reduction in expenses
due to undertakings—Note 3(a)	(819,816)
Net Expenses	20,633,046
Investment (Loss)—Net	(10,728,968)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	205,693,043
Affiliated issuers	5,679,152
Net Realized Gain (Loss)	211,372,195
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	22,297,212
Affiliated issuers	(651,169)
Net Unrealized Appreciation (Depreciation)	21,646,043
Net Realized and Unrealized Gain (Loss) on Investments	233,018,238
Net Increase in Net Assets Resulting from Operations	222,289,270

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2006	2005[a,b]

Operations ($):
Investment (loss)—net	(10,728,968)	(9,381,850)
Net realized gain (loss) on investments	211,372,195	108,068,652
Net unrealized appreciation
(depreciation) on investments	21,646,043	10,789,293
Net Increase (Decrease) in Net Assets
Resulting from Operations	222,289,270	109,476,095

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	25,888,885	8,065,903
Class B shares	7,779,878	8,141,402
Class C shares	12,928,548	8,333,711
Class R shares	20,841,726	24,617,646
Class T shares	12,285,954	21,323,543
Cost of shares redeemed:
Class A shares	(1,920,214)	(426,962)
Class B shares	(79,972,750)	(93,093,913)
Class C shares	(53,420,931)	(82,326,937)
Class R shares	(77,603,424)	(32,739,500)
Class T shares	(117,435,930)	(181,357,568)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(250,628,258)	(319,462,675)
Total Increase (Decrease) in Net Assets	(28,338,988)	(209,986,580)

Net Assets ($):
Beginning of Period	1,267,450,506	1,477,437,086
End of Period	1,239,111,518	1,267,450,506

14

		Year Ended March 31,

	2006	2005[a,b]

Capital Share Transactions:
Class A [c]
Shares sold	919,352	321,478
Shares redeemed	(67,575)	(17,191)
Net Increase (Decrease) in Shares Outstanding	851,777	304,287

Class B [c]
Shares sold	292,717	353,820
Shares redeemed	(3,031,382)	(4,045,410)
Net Increase (Decrease) in Shares Outstanding	(2,738,665)	(3,691,590)

Class C
Shares sold	481,698	362,792
Shares redeemed	(2,035,323)	(3,586,535)
Net Increase (Decrease) in Shares Outstanding	(1,553,625)	(3,223,743)

Class R
Shares sold	708,396	948,660
Shares redeemed	(2,605,763)	(1,334,052)
Net Increase (Decrease) in Shares Outstanding	(1,897,367)	(385,392)

Class T
Shares sold	442,631	893,042
Shares redeemed	(4,274,715)	(7,603,999)
Net Increase (Decrease) in Shares Outstanding	(3,832,084)	(6,710,957)

[a]	The fund commenced offering five classes of shares as of the close of business April 30, 2004.The existing shares were redesignated and the fund added Class A shares.
[b]	Represents information for predecessor, Bear Stearns S&P STARS Portfolio through April 30, 2004.
[c]	During the period ended March 31, 2006, 1,825 Class B shares representing $50,195 were automatically converted to 1,740 Class A shares.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, R and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns S&P STARS Portfolio (“S&P STARS Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commened operations, substantially all of the assets of the S&P STARS Portfolio were transferred to the fund in exchange for Class B, C, R and T shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested. These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Year Ended March 31,

Class A Shares	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	25.60	22.28
Investment Operations:
Investment (loss)—net [b]	(.11)	(.08)
Net realized and unrealized gain
(loss) on investments	5.29	3.40
Total from Investment Operations	5.18	3.32
Net asset value, end of period	30.78	25.60

Total Return (%) [c]	20.24	14.90[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21	1.28[d]
Ratio of net expenses to average net assets	1.21	1.28[d]
Ratio of net investment
(loss) to average net assets	(.40)	(.44)[d]
Portfolio Turnover Rate	123.11	140.38

Net Assets, end of period ($ X 1,000)	35,578	7,790

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

16

		Year Ended March 31,

Class B Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	24.54	22.58	15.32	24.46	27.26
Investment Operations:
Investment (loss)—net	(.32)[a]	(.24)[a]	(.27)	(.29)	(.41)
Net realized and unrealized gain
(loss) on investments	5.06	2.20	7.53	(8.85)	(2.39)
Total from Investment Operations	4.74	1.96	7.26	(9.14)	(2.80)
Net asset value, end of period	29.28	24.54	22.58	15.32	24.46

Total Return (%) [b]	19.32	8.68	47.39	(37.37)	(10.27)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.10	2.10	2.20	2.16	2.08
Ratio of net expenses
to average net assets	2.00	2.02	2.00	2.00	2.00
Ratio of net investment
(loss) to average net assets	(1.21)	(1.03)	(1.26)	(1.44)	(1.65)
Portfolio Turnover Rate	123.11	140.38	127.25	122.29	110.80

Net Assets, end of period ($ x 1,000)	357,315	366,711	420,694	323,425	672,833

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,

Class C Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	24.53	22.56	15.31	24.45	27.25
Investment Operations:
Investment (loss)—net	(.32)[a]	(.24)[a]	(.28)	(.31)	(.42)
Net realized and unrealized gain
(loss) on investments	5.05	2.21	7.53	(8.83)	(2.38)
Total from Investment Operations	4.73	1.97	7.25	(9.14)	(2.80)
Net asset value, end of period	29.26	24.53	22.56	15.31	24.45

Total Return (%) [b]	19.28	8.73	47.35	(37.38)	(10.28)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.08	2.08	2.20	2.16	2.08
Ratio of net expenses
to average net assets	2.00	2.02	2.00	2.00	2.00
Ratio of net investment
(loss) to average net assets	(1.21)	(1.03)	(1.26)	(1.44)	(1.65)
Portfolio Turnover Rate	123.11	140.38	127.25	122.29	110.80

Net Assets, end of period ($ X 1,000)	255,990	252,671	305,176	253,391	568,726

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.
18

		Year Ended March 31,

Class R Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	26.77	24.36	16.37	25.82	28.49
Investment Operations:
Investment income (loss)—net	(.03)[a]	.02[a]	(.05)	(.09)	(.16)
Net realized and unrealized gain
(loss) on investments	5.56	2.39	8.04	(9.36)	(2.51)
Total from Investment Operations	5.53	2.41	7.99	(9.45)	(2.67)
Net asset value, end of period	32.30	26.77	24.36	16.37	25.82

Total Return (%)	20.66	9.89	48.81	(36.60)	(9.37)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	.94	1.20	1.16	1.08
Ratio of net expenses
to average net assets	.91	.92	1.00	1.00	1.00
Ratio of net investment income
(loss) to average net assets	(.12)	.07	(.26)	(.43)	(.65)
Portfolio Turnover Rate	123.11	140.38	127.25	122.29	110.80

Net Assets, end of period ($ X 1,000)	153,021	177,668	171,024	109,212	203,633

† Represents information for Class Y shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.

[a] Based on average shares outstanding at each month end. See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
			Year Ended March 31,

Class T Shares †	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	25.57	23.40	15.81	25.11	27.85
Investment Operations:
Investment (loss)—net	(.20)[a]	(.13)[a]	(.17)	(.21)	(.30)
Net realized and unrealized gain
(loss) on investments	5.29	2.30	7.76	(9.09)	(2.44)
Total from Investment Operations	5.09	2.17	7.59	(9.30)	(2.74)
Net asset value, end of period	30.66	25.57	23.40	15.81	25.11

Total Return (%) [b]	19.91	9.27	48.01	(37.06)	(9.80)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.56	1.56	1.70	1.66	1.58
Ratio of net expenses
to average net assets	1.50	1.52	1.50	1.50	1.50
Ratio of net investment
(loss) to average net assets	(.71)	(.53)	(.76)	(.95)	(1.12)
Portfolio Turnover Rate	123.11	140.38	127.25	122.29	110.80

Net Assets, end of period
($ X 1,000)	437,208	462,612	580,543	484,873	1,151,482

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.
20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier S&P STARS Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund.The fund’s investment objective seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective on March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

children have, beneficially owned shares and continuously main-
tained an open account directly through the Distributor in a
Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before February 28, 2006.

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective on March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA “Rollover Accounts” with the distribu- tion proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

24

Issuers in which the fund held 5% or more of the outstanding voting securities are defined as “affiliated” in the Act.The following summarizes affiliated issuers during the period ended March 31, 2006:

Shares

	Beginning			End of	Dividend	Market
Name of issuer	of Period	Purchases	Sales	Period Income ($)		Value ($)

Bankrate †	1,110,000	70,000	1,180,000	—	—	—
Denny’s	4,540,000	430,000	50,000 4,920,000		—	23,419,200
† Not an affiliated issuer as of March 31, 2006.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At March 31, 2006, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $685,536,362 and unrealized appreciation $199,805,519.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to March 31,

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

2006. If not applied, $14,881,545 of the carryover expires in fiscal 2010, $545,785,145 expires in fiscal 2011 and $124,869,672 expires in fiscal 2012.

During the period ended March 31, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed investment income-net by $10,728,968 and decreased paid-in capital by the same amount. Net assets were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $50 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under both arrangements during the period ended March 31, 2006 was approximately $1,947,400, with a related weighted average annualized interest rate of 4.41% .

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, C, R and T shares for the two-year period ending May 1, 2006, to the extent that the expenses of each such class, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1% of the value of such class’ average daily net assets. The reduction in

26

expenses, pursuant to the undertaking, amounted to $819,816 during the period ended March 31, 2006.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25% of the value of the fund’s average daily net assets.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

During the period ended March 31, 2006, the Distributor retained $21,338 and $19,829 from commissions earned on sales of the fund’s Class A Class T shares, respectively, and $1,039,249 and $8,469 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2006, Class B, Class C and Class T shares were charged $2,674,416, $1,860,341 and $1,103,074, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended March 31, 2006, Class A, Class B, Class C and Class T shares were charged $46,706, $891,472, $620,114 and $1,103,074, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2006, the fund was charged $1,277,004 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2006, the fund was charged $91,717 pursuant to the custody agreement.

During the period ended March 31, 2006, the fund was charged $3,784 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $736,314, Rule 12b-1 distribution plan fees $484,171, shareholder services plan fees $230,486, custodian fees $17,835, chief compliance officer fees $1,910 and transfer agency per account fees $230,986, which are offset against an expense reimbursement currently in effect in the amount of $8,210.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2006, amounted to $1,526,142,994 and $1,783,918,961, respectively.

28

At March 31, 2006, the cost of investments for federal income tax purposes was $1,064,279,959; accordingly, accumulated net unrealized appreciation on investments was $199,805,519, consisting of $219,836,307 gross unrealized appreciation and $20,030,788 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 29

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Premier S&P STARS Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier S&P STARS Fund (one of the funds comprising Dreyfus Premier Manager Funds I) as of March 31, 2006 and the related statement of operations for the year then ended changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period March 31, 2004 were audited by other auditors, whose report dated April 28, 2004 expressed and unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of March 31, 2006 and confirmation of securities not held by the custodian by correspondence with oth-ers.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Dreyfus Premier S&P STARS Fund at March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York May 10, 2006
30

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Board of Trustees meeting held on March 7, 2006, the Board unanimously approved the continuation of the fund’s Management Agreement, and Sub-Investment Advisory Agreement (the “Sub-Advisory Agreement,” and together with the Management Agreement, the “Agreements”) with Bear Stearns Asset Management, Inc. (the “Sub-Adviser”), for a one-year term ending March 30, 2007. The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Agreements, including performance and expense information for other investment companies with similar investment objective to the fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During their meeting, the Board discussed the proposed continuance of the Agreements with senior management personnel of the Manager.At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representative of the Manager was present, to continue their discussion of continuance of the Agreements. In determining to continue the Agreements, the Board considered all factors which they believed to be relevant.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of services provided to the fund by the Manager pursuant to the Management Agreement, and by the Sub-Adviser pursuant to the Sub-Advisory Agreement.The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund, as well as other funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to

The Fund 31

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’ S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund as well as the fund’s asset size.

The Board members also considered the Manager’s and Sub-Adviser’s research and portfolio management capabilities and that the Manager also provides oversight of other day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure, as well as the Manager’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a performance universe, consisting of all funds with the same Lipper classification/objective, and a performance group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an expense universe, consisting of all funds with the same or similar Lipper classification/objective and a similar sales load structure, and an expense group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees, and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted that the fund was ranked in the first quintile among its performance group and performance universe for the one-, two-, and three-year periods ended January 31, 2006.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of

32

the funds in the expense group and expense universe, noting, among other things, that the fund’s actual management fee was slightly lower than the median of the expense group and the expense universe, while the actual total expense ratio of the fund was slightly lower than the median of the expense universe and slightly higher than the median of the expense group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s and Sub-Adviser’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s or Sub-Adviser’s performance, as the case may be, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager or Sub-Adviser, as applicable, to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager and

The Fund 33

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’ S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and reviewed the soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the Manager’s respective profitability percentages for managing the fund were not unreasonable given the fund’s overall performance and generally superior service levels provided. It also was noted that the profitability percentage for managing the portfolio was within rangers determined by appropriate court cases to be reasonable given the services provided.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Agreements. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager and the Sub-Adviser are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fees paid by the fund to the Manager and the Sub-Adviser were reasonable in light of comparative perfor- mance and expense and advisory fee information, costs of services pro- vided and profits to be realized and benefits derived or to be derived by the Manager or Bear Stearns from its relationship with the fund.
34

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the advisory fee rates charged to the fund and that, to the extent in the future it were to be determined that mate- rial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that approval of the fund’s Agreements was in the best interests of the fund and its shareholders.

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 185

———————
David P. Feldman (66) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director & Trustee
Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 56

———————

Ehud Houminer (65) Board Member (2003)

Principal Occupation During Past 5 Years:
  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 37
36

Gloria Messinger (76) Board Member (2003)
Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director

No. of Portfolios for which Board Member Serves: 26

———————

Anne Wexler (76) Board Member (2003)

Principal Occupation During Past 5 Years:
  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member T. John Szarkowski, Emeritus Board Member

The Fund 37

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since June 2003.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since June 2003.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since June 2003.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

38

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since June 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money

Laundering Compliance Officer since June 2003.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 39

NOTES

For More Information

Dreyfus Premier	Custodian

S&P STARS Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Advisor	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Advisor	New York, NY 10166

Bear Stearns Asset	Distributor

Management Inc.
Dreyfus Service Corporation
383 Madison Avenue
200 Park Avenue
New York, NY 10179
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $159,945 in 2005 and $167,549 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005 and $20,488 in 2006. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $$0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,382 in 2005 and $20,962 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $5,819 in 2005 and $5,958 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $605,451 in 2005 and $769,395 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds I

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer
Date:	May 26, 2006
By:	/s/ James Windels
James Windels
Chief Financial Officer
Date:	May 26, 2006
EXHIBIT INDEX
	(a)(1)	Code of ethics referred to in Item 2.
	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Exhibit (a)(1)